UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05883

BNY Mellon Index Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	04/30/23

FORM N-CSR

Item 1.	Reports to Stockholders.

BNY Mellon International Stock Index Fund

SEMI-ANNUAL REPORT April 30, 2023

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from November 1, 2022, through April 30, 2023, as provided by David France, CFA, Todd Frysinger, CFA, Vlasta Sheremeta, CFA, Michael Stoll and Marlene Walker Smith, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended April 30, 2023, BNY Mellon International Stock Index Fund’s (the “fund”) Investor shares produced a total return of 24.23%, and its Class I shares returned 24.41%.1 This compares with a 24.19% total return for the fund’s benchmark, the MSCI EAFE® Index (the “Index”), during the same period.2

International markets gained ground during the reporting period as central bank rate hikes began to slow inflation rates, the Chinese economy reopened after the government rescinded its “zero-COVID-19” policy, and the U.S. dollar weakened relative to most international currencies. The difference in returns between the fund and the Index resulted primarily from transaction costs and operating expenses that are not reflected in Index results.

The Fund’s Investment Approach

The fund seeks to match the performance of the Index. To pursue its goal, the fund generally is fully invested in stocks included in the Index and in futures whose performance is tied to certain countries included in the Index. The fund generally invests in all stocks included in the Index. The fund’s investments are selected to match the benchmark composition along individual name, country and industry weighting, and other benchmark characteristics. Under these circumstances, the fund maintains approximately the same weighting for each stock as the Index does.

Because the fund has expenses, performance will tend to be slightly lower than that of the Index. The fund attempts to have a correlation between its performance and that of the Index of at least 0.95, before fees and expenses. A correlation of 1.00 would mean that the fund and the Index were perfectly correlated.

The Index is an unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Each stock in the Index is weighted by its float-adjusted market capitalization.

Equities Rise as Inflation Moderates

International developed-markets equities climbed during the prior reporting period as interest-rate hikes implemented by central banks began to gain traction in the fight against rampant inflation. In October 2022, just prior to the start of the reporting period, inflation in the 20-member eurozone averaged 10.6%, its highest level since the eurozone group was established in 1999. The European Central Bank raised its fixed benchmark rate from 0.75% to 1.50% on November 2, 2022, followed by three additional increases to 3.00% as of March 22, 2023. Inflation appeared to respond, declining to 7.0% as of April 2023. While economic growth rates declined as well, they remained positive. Similar trends in the United States and elsewhere encouraged hopes that inflation might be tamed without prompting a major global recession. International markets were further buoyed by the Chinese government’s decision in December 2022 to end its “zero-COVID-19” strategy, which had resulted in lockdowns that slowed Chinese economic growth and disrupted global supply chains, with negative effects felt throughout the world’s economies. Developed-markets equities, particularly those denominated in U.S. dollars, also benefited from a weakening U.S. dollar relative to most international currencies. The U.S. dollar weakened throughout the period as the U.S. Federal Reserve (the “Fed”) appeared to near the end of its current rate-hike cycle.

Most international equities benefited from these conditions, with all industry sectors generating positive returns. Many of the market’s strongest returns were seen among growth-oriented shares that had underperformed earlier in 2022. Conversely, energy stocks were hurt by declining commodity prices, while real estate equities lagged as interest rates continued to rise. Banking sector stocks also suffered as rising interest rates led to the failures of several prominent, U.S.-based regional banks, raising concerns among international investors and bank customers.

Europe Recovers Despite Ongoing Russia/Ukraine Conflict

From a regional perspective, western European stocks delivered relatively strong performance, reversing the region’s underperformance during the prior reporting period. While the smaller markets of Denmark and Ireland led Europe’s gains, Italy, Germany, France and Spain also outperformed other international developed markets. Due to idiosyncratic market developments, Israel and Norway were the only countries in the Index to produce negative returns, while Finland lagged as well. Among Asian nations, Hong Kong produced the best returns, while Australia and Japan trailed. From a sector perspective, consumer discretionary, utilities and information technology led the market’s advance, while energy, real estate and communication services lagged.

The fund’s use of derivatives during the period was limited to futures contracts employed solely to offset the impact of cash positions, which the fund holds pursuant to its operations. These derivatives helped the fund more closely match the performance of the Index.

Replicating the Performance of the Index

Whether the central banks can curb inflation while avoiding a significant economic slowdown remains an open question that is likely to continue to drive market behavior in the coming months. However, in seeking to match the performance of the Index, we do not actively manage investments in response to macroeconomic trends. As always, we continue to monitor factors that affect the fund’s investments.

May 15, 2023

1 Total return includes reinvestment of dividends and any capital gains paid. The fund’s return reflects the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement. Had these expenses not been absorbed, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Lipper Inc. — The MSCI EAFE® Index (Europe, Australasia, Far East) is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. It reflects reinvestment of net dividends and, where applicable, capital gain distributions. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance.

Currencies are subject to the risk that those currencies will decline in value relative to a local currency, or, in the case of hedged positions, that the local currency will decline relative to the currency being hedged. Each of these risks could increase the fund’s volatility.

Investing in foreign-denominated and/or domiciled securities involves special risks, including changes in currency exchange rates, political, economic and social instability, limited company information, differing auditing and legal standards and less market liquidity. These risks generally are greater with emerging-market countries. Diversification cannot assure a profit or protect against loss.

The fund may, but is not required, to use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon International Stock Index Fund from November 1, 2022 to April 30, 2023. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended April 30, 2023

	Investor Shares	Class I
Expenses paid per $1,000†	$3.34	$1.95
Ending value (after expenses)	$1,242.30	$1,244.10

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended April 30, 2023

	Investor Shares	Class I
Expenses paid per $1,000†	$3.01	$1.76
Ending value (after expenses)	$1,021.82	$1,023.06
†

Expenses are equal to the fund’s annualized expense ratio of .60% for Investor Shares and .35% for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
April 30, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.1%
Australia - 7.1%
Ampol Ltd.	5,337		106,071
Anz Group Holdings Ltd.	72,317		1,169,930
APA Group	27,704		188,944
Aristocrat Leisure Ltd.	14,180		356,530
ASX Ltd.	4,741		215,505
Aurizon Holdings Ltd.	40,990		92,963
BHP Group Ltd.	58,582		1,733,294
BHP Group Ltd.	63,529		1,869,158
BlueScope Steel Ltd.	10,921		144,228
Brambles Ltd.	33,395		315,842
Cochlear Ltd.	1,615		264,133
Coles Group Ltd.	32,807		395,153
Commonwealth Bank of Australia	40,846		2,694,567
Computershare Ltd.	13,087		194,237
CSL Ltd.	11,624		2,313,527
Dexus	26,367		136,223
Ebos Group Ltd.	4,002		109,649
Endeavour Group Ltd.	33,496		150,828
Fortescue Metals Group Ltd.	40,820		564,307
Goodman Group	40,869		525,231
IDP Education Ltd.	5,204		97,127
Igo Ltd.	16,775		153,111
Insurance Australia Group Ltd.	60,780		200,672
LendLease Corp. Ltd.	17,076		84,392
Macquarie Group Ltd.	8,870		1,078,166
Medibank Private Ltd.	67,181		158,626
Mineral Resources Ltd.	4,195		205,150
Mirvac Group	96,694		154,662
National Australia Bank Ltd.	75,994		1,454,488
Newcrest Mining Ltd.	21,566		412,921
Northern Star Resources Ltd.	27,794		246,331
Orica Ltd.	11,197		120,480
Origin Energy Ltd.	41,491		228,639
Pilbara Minerals Ltd.	62,554		177,775
Qantas Airways Ltd.	22,926	[a]	100,404
QBE Insurance Group Ltd.	35,435		360,077
Ramsay Health Care Ltd.	4,376		187,492
REA Group Ltd.	1,233		115,697
Reece Ltd.	5,492		66,531
Rio Tinto Ltd.	8,985		671,246
Santos Ltd.	76,289		358,166

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Australia - 7.1% (continued)
Scentre Group	124,009		237,084
SEEK Ltd.	7,973		129,141
Sonic Healthcare Ltd.	10,986		258,430
South32 Ltd.	110,629		313,426
Stockland	58,586		172,912
Suncorp Group Ltd.	31,131		258,465
Telstra Group Ltd.	96,163		278,352
The GPT Group	45,547		133,383
The Lottery Corp. Ltd.	54,694		182,610
Transurban Group	74,389		738,428
Treasury Wine Estates Ltd.	16,657		153,494
Vicinity Ltd.	96,953		135,171
Washington H Soul Pattinson & Co. Ltd.	5,018		104,751
Wesfarmers Ltd.	27,267		939,220
Westpac Banking Corp.	84,300		1,258,213
WiseTech Global Ltd.	3,426		155,920
Woodside Energy Group Ltd.	34,290		777,762
Woodside Energy Group Ltd.	11,479		260,335
Woolworths Group Ltd.	29,206		752,460
			27,412,030
Austria - .2%
Erste Group Bank AG	8,478		309,219
OMV AG	3,631		171,793
Verbund AG	1,618		144,045
Voestalpine AG	2,812	[a]	97,612
			722,669
Belgium - .9%
Ageas SA	3,976		177,018
Anheuser-Busch InBev SA	20,937		1,363,183
D'ieteren Group	569		107,243
Elia Group SA	764		104,846
Groupe Bruxelles Lambert NV	905		81,308
Groupe Bruxelles Lambert NV	1,430		128,477
KBC Group NV	6,005		428,781
Sofina SA	380		87,488
Solvay SA	1,774		213,045
UCB SA	3,114		290,091
Umicore SA	5,164		169,803
Warehouses De Pauw, CVA	3,932		117,836
			3,269,119
Chile - .0%
Antofagasta PLC	9,723		178,651

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Denmark - 3.1%
AP Moller - Maersk A/S, Cl. A	76		135,751
AP Moller - Maersk A/S, Cl. B	120		216,444
Carlsberg AS, Cl. B	2,378		392,789
Chr. Hansen Holding A/S	2,601		202,321
Coloplast A/S, Cl. B	2,841		409,448
Danske Bank A/S	16,626	[a]	351,409
Demant A/S	2,006	[a]	85,670
DSV A/S	4,512		848,620
Genmab A/S	1,588	[a]	652,323
Novo Nordisk A/S, Cl. B	39,904		6,656,706
Novozymes A/S, Cl. B	4,827		251,358
Orsted AS	4,608	[b]	414,144
Pandora A/S	2,237		207,642
Rockwool A/S, Cl. B	214		51,824
Tryg A/S	8,358		197,506
Vestas Wind Systems A/S	24,370	[a]	672,356
			11,746,311
Finland - 1.2%
Elisa OYJ	3,507		217,728
Fortum OYJ	10,413		155,547
Kesko OYJ, Cl. B	6,342		132,196
Kone OYJ, Cl. B	8,193		467,204
Metso Outotec Oyj	16,377		181,120
Neste OYJ	10,198		492,835
Nokia OYJ	132,642		560,836
Nordea Bank Abp	80,039		891,638
Orion OYJ, Cl. B	2,438		114,609
Sampo OYJ, Cl. A	11,517		584,089
Stora Enso OYJ, Cl. R	13,152		166,779
UPM-Kymmene OYJ	12,826		408,975
Wartsila OYJ Abp	10,594		123,037
			4,496,593
France - 12.2%
Accor SA	4,061		144,038
Aeroports de Paris	739		117,512
Air Liquide SA	12,616		2,270,414
Airbus SE	14,250		2,000,388
Alstom SA	7,549	[a,c]	189,875
Amundi SA	1,515	[b]	99,446
Arkema SA	1,490		147,792
AXA SA	45,341		1,480,232
BioMerieux	1,040		108,953
BNP Paribas SA	26,778		1,733,665

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
France - 12.2% (continued)
Bollore SE	22,102		149,086
Bouygues SA	5,437		199,286
Bureau Veritas SA	7,018		202,298
Capgemini SE	3,948		720,629
Carrefour SA	14,286		297,251
Cie Generale des Etablissements Michelin SCA	16,362		521,564
Compagnie de Saint-Gobain	11,811		683,590
Covivio	1,049		59,719
Credit Agricole SA	28,808		352,437
Danone SA	15,476		1,024,066
Dassault Aviation SA	621		121,449
Dassault Systemes SE	16,153		656,252
Edenred	6,066		394,504
Eiffage SA	1,999		238,018
Engie SA	44,282		709,073
EssilorLuxottica SA	7,024		1,388,478
Eurazeo SE	1,066		76,168
Gecina SA	1,076		119,929
Getlink SE	10,416		194,736
Hermes International	763		1,655,663
Ipsen SA	932		113,060
Kering SA	1,804		1,154,614
Klepierre SA	4,862		123,312
La Francaise des Jeux SAEM	2,435	[b]	104,143
Legrand SA	6,432		608,527
L'Oreal SA	5,822		2,778,656
LVMH SE	6,672		6,411,355
Orange SA	48,254		628,045
Pernod Ricard SA	4,972		1,148,534
Publicis Groupe SA	5,576		457,021
Remy Cointreau SA	529	[a]	91,639
Renault SA	4,586		170,361
Safran SA	8,272		1,287,084
Sanofi	27,497		3,030,722
Sartorius Stedim Biotech	644		172,847
Schneider Electric SE	13,078		2,284,846
SEB SA	594		68,090
Societe Generale SA	19,412		472,398
Sodexo SA	2,112	[a]	226,432
Teleperformance	1,434		285,712
Thales SA	2,594		395,746
TotalEnergies SE	59,977		3,823,456

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
France - 12.2% (continued)
Unibail-Rodamco-Westfield	2,798	[a]	149,654
Valeo	5,120		100,167
Veolia Environnement SA	16,308		517,060
Vinci SA	12,973		1,606,413
Vivendi SE	17,084		187,820
Wendel SE	674	[a]	75,585
Worldline SA	5,785	[a,b]	251,522
			46,781,332
Germany - 8.0%
adidas AG	3,906		686,806
Allianz SE	9,722		2,438,878
BASF SE	22,140		1,143,155
Bayer AG	23,681		1,559,597
Bayerische Motoren Werke AG	7,981		892,052
Bechtle AG	2,019		93,622
Beiersdorf AG	2,430		339,121
Brenntag SE	3,659		297,781
Carl Zeiss Meditec AG-BR	981		131,874
Commerzbank AG	25,599		284,476
Continental AG	2,712		189,659
Covestro AG	4,614	[a,b]	202,305
Daimler Truck Holding AG	11,073		365,814
Delivery Hero SE	4,237	[a,b]	168,809
Deutsche Bank AG	49,391		541,836
Deutsche Boerse AG	4,580		872,607
Deutsche Lufthansa AG	14,639		156,945
Deutsche Post AG	23,894		1,146,787
Deutsche Telekom AG	78,129		1,883,779
E.ON SE	54,322		718,951
Evonik Industries AG	4,684		102,026
Fresenius Medical Care AG & Co. KGaA	5,051		245,206
Fresenius SE & Co. KGaA	10,236		295,834
GEA Group AG	3,723		174,483
Hannover Rueck SE	1,487		317,232
HeidelbergCement AG	3,451		260,981
HelloFresh SE	3,831	[a]	102,470
Henkel AG & Co. KGaA	2,455		181,311
Infineon Technologies AG	31,407		1,140,351
Knorr-Bremse AG	1,697		118,764
LEG Immobilien SE	1,857	[a]	115,509
Mercedes-Benz Group AG	19,341		1,506,428
Merck KGaA	3,120		559,143
MTU Aero Engines AG	1,272		333,295

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Germany - 8.0% (continued)
Muenchener Rueckversicherungs-Gesellschaft AG	3,389		1,272,527
Nemetschek SE	1,410		109,565
Puma SE	2,602		151,822
Rational AG	106		76,558
Rheinmetall AG	1,046		306,356
RWE AG	15,579		730,820
SAP SE	25,171		3,409,670
Scout24 SE	1,964	[b]	122,365
Siemens AG	18,440		3,025,278
Siemens Energy AG	12,598	[a]	308,253
Siemens Healthineers AG	6,689	[b]	416,021
Symrise AG	3,167		381,929
Telefonica Deutschland Holding AG	25,470		86,077
United Internet AG	1,646		28,219
Volkswagen AG	736		123,262
Vonovia SE	17,122		370,259
Zalando SE	5,425	[a,b]	222,263
			30,709,131
Hong Kong - 2.6%
AIA Group Ltd.	285,000		3,109,687
BOC Hong Kong Holdings Ltd.	89,000		280,839
Budweiser Brewing Co. APAC Ltd.	40,600	[b]	117,113
CK Asset Holdings Ltd.	47,475		280,714
CK Hutchison Holdings Ltd.	65,975		443,699
CK Infrastructure Holdings Ltd.	13,500		76,968
CLP Holdings Ltd.	39,288		292,818
ESR Group Ltd.	49,200	[b,c]	76,960
Futu Holdings Ltd., ADR	1,454	[a]	64,369
Galaxy Entertainment Group Ltd.	51,277	[a]	364,541
Hang Lung Properties Ltd.	50,000		91,527
Hang Seng Bank Ltd.	18,400		273,076
Henderson Land Development Co. Ltd.	35,138		125,236
HKT Trust & HKT Ltd.	93,660		123,139
Hong Kong & China Gas Co. Ltd.	270,267		240,045
Hong Kong Exchanges & Clearing Ltd.	29,042		1,211,670
Hongkong Land Holdings Ltd.	26,400		117,254
Jardine Matheson Holdings Ltd.	3,846		186,166
Link REIT	60,139		393,998
MTR Corp. Ltd.	36,756		183,794
New World Development Co. Ltd.	37,141		99,153
Power Assets Holdings Ltd.	34,500		197,202
Sino Land Co. Ltd.	81,631	[c]	109,985

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Hong Kong - 2.6% (continued)
SITC International Holdings Co. Ltd.	34,000		62,838
Sun Hung Kai Properties Ltd.	34,699		483,362
Swire Pacific Ltd., Cl. A	11,000		87,304
Swire Properties Ltd.	28,600		76,909
Techtronic Industries Co. Ltd.	32,865		356,756
WH Group Ltd.	205,385	[b]	114,585
Wharf Real Estate Investment Co. Ltd.	41,311		238,350
Xinyi Glass Holdings Ltd.	45,000		82,317
			9,962,374
Ireland - 1.1%
AerCap Holdings NV	3,980	[a]	224,313
AIB Group PLC	26,529		114,421
Bank of Ireland Group PLC	26,390		273,236
CRH PLC	17,934		867,288
DCC PLC	2,279		141,957
Experian PLC	22,208		784,740
Flutter Entertainment PLC	4,033	[a]	807,392
James Hardie Industries PLC-CDI	10,426	[a]	232,460
Kerry Group PLC, Cl. A	3,839		404,228
Kingspan Group PLC	3,623		251,241
Smurfit Kappa Group PLC	5,987		221,555
			4,322,831
Israel - .7%
Azrieli Group Ltd.	948		55,370
Bank Hapoalim BM	31,371		270,109
Bank Leumi Le-Israel BM	38,453		304,769
Bezeq The Israeli Telecommunication Corp. Ltd.	53,068		72,215
Check Point Software Technologies Ltd.	2,516	[a]	320,438
CyberArk Software Ltd.	1,021	[a]	127,217
Elbit Systems Ltd.	688		127,199
ICL Group Ltd.	16,543		102,682
Israel Discount Bank Ltd., Cl. A	29,738		147,857
Mizrahi Tefahot Bank Ltd.	3,637		119,176
NICE Ltd.	1,582	[a]	323,970
Teva Pharmaceutical Industries Ltd., ADR	27,851	[a]	243,139
The First International Bank Of Israel Ltd.	1,363		49,519
Tower Semiconductor Ltd.	2,835	[a]	125,364
Wix.com Ltd.	1,473	[a]	128,490
			2,517,514
Italy - 2.1%
Amplifon SPA	2,816		103,538

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Italy - 2.1% (continued)
Assicurazioni Generali SPA	26,775		557,307
Davide Campari-Milano NV	13,081		168,570
DiaSorin SPA	614		66,694
Enel SPA	196,053		1,339,581
Eni SPA	60,401		915,308
Ferrari NV	3,025		842,818
FinecoBank Banca Fineco SPA	15,043		227,789
Infrastrutture Wireless Italiane SPA	8,296	[b]	115,370
Intesa Sanpaolo SPA	388,523		1,021,604
Mediobanca Banca Di Credito Finanziario SPA	14,131		151,593
Moncler SPA	4,895		362,915
Nexi SPA	14,148	[a,b]	117,462
Poste Italiane SPA	11,970	[b]	124,653
Prysmian SPA	6,169		252,132
Recordati Industria Chimica E Farmaceutica SPA	2,435		112,062
Snam SPA	48,914		271,445
Telecom Italia SPA	244,828	[a,c]	72,040
Terna Rete Elettrica Nazionale	33,792		292,484
UniCredit SPA	46,543		921,074
			8,036,439
Japan - 20.9%
Advantest Corp.	4,400		341,664
Aeon Co. Ltd.	16,100		328,136
AGC, Inc.	4,760		176,859
Aisin Corp.	3,700		108,594
Ajinomoto Co., Inc.	11,000		394,946
ANA Holdings, Inc.	3,900	[a]	84,963
Asahi Group Holdings Ltd.	11,000		425,012
Asahi Intecc Co. Ltd.	5,300		95,946
Asahi Kasei Corp.	29,700		210,225
Astellas Pharma, Inc.	44,495		671,057
Azbil Corp.	2,900		81,120
Bandai Namco Holdings, Inc.	14,550		330,365
Baycurrent Consulting, Inc.	3,300		114,802
Bridgestone Corp.	13,800		553,627
Brother Industries Ltd.	5,200		81,580
Canon, Inc.	24,117		575,973
Capcom Co. Ltd.	4,300		161,687
Central Japan Railway Co.	3,500		433,231
Chubu Electric Power Co., Inc.	15,200		169,881
Chugai Pharmaceutical Co. Ltd.	16,084		415,160

Description	Shares	Value ($)
Common Stocks - 98.1% (continued)
Japan - 20.9% (continued)
Concordia Financial Group Ltd.	27,100	102,712
CyberAgent, Inc.	10,800	94,199
Dai Nippon Printing Co. Ltd.	5,400	154,835
Daifuku Co. Ltd.	7,500	138,413
Dai-ichi Life Holdings, Inc.	23,300	432,541
Daiichi Sankyo Co. Ltd.	42,149	1,445,474
Daikin Industries Ltd.	6,000	1,091,598
Daito Trust Construction Co. Ltd.	1,500	141,940
Daiwa House Industry Co. Ltd.	14,500	370,067
Daiwa House REIT Investment Corp.	50	106,472
Daiwa Securities Group, Inc.	31,700	147,270
Denso Corp.	10,600	639,668
Dentsu Group, Inc.	4,600	165,653
Disco Corp.	2,100	239,213
East Japan Railway Co.	7,200	412,978
Eisai Co. Ltd.	6,200	358,465
ENEOS Holdings, Inc.	73,826	262,435
FANUC Corp.	23,145	784,087
Fast Retailing Co. Ltd.	4,174	988,161
Fuji Electric Co. Ltd.	2,900	117,084
FUJIFILM Holdings Corp.	8,800	459,020
Fujitsu Ltd.	4,780	636,959
GLP J-REIT	106	121,294
GMO Payment Gateway, Inc.	1,000	78,307
Hakuhodo DY Holdings, Inc.	5,300	62,444
Hamamatsu Photonics K.K.	3,500	185,536
Hankyu Hanshin Holdings, Inc.	5,400	168,471
Hikari Tsushin, Inc.	500	68,151
Hirose Electric Co. Ltd.	633	85,458
Hitachi Construction Machinery Co. Ltd.	2,600	64,084
Hitachi Ltd.	23,380	1,297,293
Honda Motor Co. Ltd.	39,259	1,042,523
Hoshizaki Corp.	2,700	95,170
Hoya Corp.	8,600	905,910
Hulic Co. Ltd.	9,600	82,666
Ibiden Co. Ltd.	2,800	110,307
Idemitsu Kosan Co. Ltd.	5,175	110,070
Iida Group Holdings Co. Ltd.	3,700	65,805
Inpex Corp.	25,000	275,763
Isuzu Motors Ltd.	13,700	161,436
ITOCHU Corp.	28,700	953,695
Itochu Techno-Solutions Corp.	2,200	56,974
Japan Airlines Co. Ltd.	3,600	68,507

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks - 98.1% (continued)
Japan - 20.9% (continued)
Japan Exchange Group, Inc.	12,300	199,664
Japan Post Bank Co. Ltd.	34,000	271,830
Japan Post Holdings Co. Ltd.	57,200	472,099
Japan Post Insurance Co. Ltd.	4,900	79,543
Japan Real Estate Investment Corp.	31	122,882
Japan Retail Fund Investment Corp.	164	120,031
Japan Tobacco, Inc.	29,000	623,972
JFE Holdings, Inc.	11,460	135,581
JSR Corp.	4,400	102,236
Kajima Corp.	10,500	139,025
Kao Corp.	11,300	457,298
KDDI Corp.	38,963	1,216,727
Keio Corp.	2,300	85,317
Keisei Electric Railway Co. Ltd.	3,100	109,294
Keyence Corp.	4,640	2,094,078
Kikkoman Corp.	3,600	213,161
Kintetsu Group Holdings Co. Ltd.	4,235	143,036
Kirin Holdings Co. Ltd.	19,800	321,915
Kobayashi Pharmaceutical Co. Ltd.	1,300	81,081
Kobe Bussan Co. Ltd.	3,500	97,993
Koei Tecmo Holdings Co. Ltd.	3,040	55,900
Koito Manufacturing Co. Ltd.	4,700	90,873
Komatsu Ltd.	22,200	549,234
Konami Group Corp.	2,100	103,551
Kose Corp.	800	93,043
Kubota Corp.	24,300	367,181
Kurita Water Industries Ltd.	2,600	109,014
Kyocera Corp.	7,900	414,811
Kyowa Kirin Co. Ltd.	6,205	138,320
Lasertec Corp.	1,800	248,632
LIXIL Corp.	6,524	102,810
M3, Inc.	10,500	257,798
Makita Corp.	5,600	157,234
Marubeni Corp.	37,200	528,564
Matsukiyococokara & Co.	2,800	149,661
Mazda Motor Corp.	14,000	126,135
McDonald's Holdings Co. Japan Ltd.	2,000	83,230
MEIJI Holdings Co. Ltd.	5,484	132,335
Minebea Mitsumi, Inc.	9,000	166,858
MISUMI Group, Inc.	6,638	167,656
Mitsubishi Chemical Group Corp.	29,680	174,318
Mitsubishi Corp.	30,298	1,124,125
Mitsubishi Electric Corp.	46,600	577,755

Description	Shares	Value ($)
Common Stocks - 98.1% (continued)
Japan - 20.9% (continued)
Mitsubishi Estate Co., Ltd.	27,600	341,059
Mitsubishi HC Capital, Inc.	16,600	86,184
Mitsubishi Heavy Industries Ltd.	7,870	298,271
Mitsubishi UFJ Financial Group, Inc.	288,190	1,817,936
Mitsui & Co. Ltd.	34,700	1,086,426
Mitsui Chemicals, Inc.	4,600	116,175
Mitsui Fudosan Co., Ltd.	21,586	428,832
Mitsui O.S.K. Lines Ltd.	8,500	210,359
Mizuho Financial Group, Inc.	58,150	845,049
MonotaRO Co. Ltd.	6,200	93,935
MS&AD Insurance Group Holdings, Inc.	10,257	336,904
Murata Manufacturing Co. Ltd.	13,900	809,164
NEC Corp.	5,780	222,407
NEXON Co. Ltd.	11,700	264,162
NGK Insulators Ltd.	6,000	75,193
Nidec Corp.	10,700	530,186
Nihon M&A Center Holdings, Inc.	7,800	59,422
Nintendo Co. Ltd.	26,650	1,123,985
Nippon Building Fund, Inc.	38	159,334
Nippon Express Holdings, Inc.	1,852	108,668
Nippon Paint Holdings Co. Ltd.	20,500	185,620
Nippon Prologis REIT, Inc.	53	120,780
Nippon Sanso Holdings Corp.	4,400	79,315
Nippon Shinyaku Co. Ltd.	1,200	54,876
Nippon Steel Corp.	19,461	415,494
Nippon Telegraph & Telephone Corp.	28,800	878,325
Nippon Yusen KK	11,940	282,076
Nissan Chemical Corp.	3,100	137,962
Nissan Motor Co. Ltd.	55,700	203,707
Nisshin Seifun Group, Inc.	5,138	62,275
Nissin Foods Holdings Co. Ltd.	1,500	144,656
Nitori Holdings Co. Ltd.	1,900	242,211
Nitto Denko Corp.	3,400	219,932
Nomura Holdings, Inc.	69,800	250,745
Nomura Real Estate Holdings, Inc.	2,900	72,190
Nomura Real Estate Master Fund, Inc.	106	124,025
Nomura Research Institute Ltd.	9,249	233,556
NTT Data Corp.	14,700	199,663
Obayashi Corp.	16,200	135,291
OBIC Co. Ltd.	1,700	261,697
Odakyu Electric Railway Co. Ltd.	7,200	100,543
Oji Holdings Corp.	20,100	78,967
Olympus Corp.	29,400	514,294

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Japan - 20.9% (continued)
Omron Corp.	4,600		270,322
Ono Pharmaceutical Co. Ltd.	8,500		172,021
Open House Group Co. Ltd.	1,900		76,083
Oracle Corp.	900		64,653
Oriental Land Co. Ltd.	24,100		852,200
ORIX Corp.	28,600		487,027
Osaka Gas Co. Ltd.	9,400		155,660
Otsuka Corp.	2,400		87,286
Otsuka Holdings Co. Ltd.	9,600		328,710
Pan Pacific International Holdings Corp.	9,400		176,173
Panasonic Holdings Corp.	53,195		500,925
Persol Holdings Co. Ltd.	4,400		90,704
Rakuten Group, Inc.	21,700		108,126
Recruit Holdings Co. Ltd.	34,900		983,873
Renesas Electronics Corp.	28,900	[a]	377,597
Resona Holdings, Inc.	53,300		264,774
Ricoh Co. Ltd.	13,000		107,680
Rohm Co. Ltd.	2,000		150,832
SBI Holdings, Inc.	5,530		107,966
SCSK Corp.	3,800		57,282
Secom Co. Ltd.	5,000		319,419
Seiko Epson Corp.	6,300		96,252
Sekisui Chemical Co. Ltd.	8,600		122,492
Sekisui House Ltd.	14,800		304,301
Seven & i Holdings Co. Ltd.	18,160		822,468
SG Holdings Co. Ltd.	6,500		93,622
Sharp Corp.	6,000		42,232
Shimadzu Corp.	5,900		184,577
Shimano, Inc.	1,700		263,934
Shimizu Corp.	13,500		82,497
Shin-Etsu Chemical Co. Ltd.	44,500		1,273,664
Shionogi & Co. Ltd.	6,300		282,229
Shiseido Co. Ltd.	9,600		481,573
Shizuoka Financial Group, Inc.	11,000		82,875
SMC Corp.	1,300		650,966
Softbank Corp.	69,500		782,793
SoftBank Group Corp.	29,040		1,096,761
Sompo Holdings, Inc.	7,670		320,073
Sony Group Corp.	30,480		2,895,617
Square Enix Holdings Co. Ltd.	2,100		103,358
Subaru Corp.	14,400		234,137
Sumco Corp.	8,200		112,922
Sumitomo Chemical Co. Ltd.	35,100		118,580

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Japan - 20.9% (continued)
Sumitomo Corp.	27,200		487,821
Sumitomo Electric Industries Ltd.	17,600		224,417
Sumitomo Metal Mining Co. Ltd.	5,900		218,032
Sumitomo Mitsui Financial Group, Inc.	31,600		1,297,281
Sumitomo Mitsui Trust Holdings, Inc.	7,964		287,403
Sumitomo Realty & Development Co., Ltd.	7,600		177,270
Suntory Beverage & Food Ltd.	3,400		127,659
Suzuki Motor Corp.	8,900		309,450
Sysmex Corp.	4,000		257,487
T&D Holdings, Inc.	12,400		151,795
Taisei Corp.	4,500		152,977
Takeda Pharmaceutical Co., Ltd.	36,223		1,204,327
TDK Corp.	9,200		316,978
Terumo Corp.	15,600		466,815
The Chiba Bank Ltd.	13,000		84,748
The Kansai Electric Power Company, Inc.	16,499		178,420
TIS, Inc.	5,300		145,412
Tobu Railway Co. Ltd.	4,700		119,873
Toho Co. Ltd.	2,700		107,106
Tokio Marine Holdings, Inc.	44,300		891,285
Tokyo Electric Power Co. Holdings, Inc.	38,372	[a]	137,603
Tokyo Electron Ltd.	10,800		1,233,379
Tokyo Gas Co. Ltd.	9,200		188,916
Tokyu Corp.	13,010		183,672
Toppan, Inc.	6,600		140,299
Toray Industries, Inc.	34,200		193,935
Toshiba Corp.	9,300		300,844
Tosoh Corp.	6,500		86,851
TOTO Ltd.	3,400		116,723
Toyota Industries Corp.	3,600		209,236
Toyota Motor Corp.	255,675		3,510,727
Toyota Tsusho Corp.	4,900		203,597
Trend Micro, Inc.	3,300		161,250
Unicharm Corp.	9,900		399,193
USS Co. Ltd.	5,000		83,974
Welcia Holdings Co. Ltd.	2,400		50,257
West Japan Railway Co.	5,200		225,405
Yakult Honsha Co. Ltd.	3,000		225,949
Yamaha Corp.	3,400		134,082
Yamaha Motor Co. Ltd.	7,300		189,001
Yamato Holdings Co. Ltd.	6,600		113,458
Yaskawa Electric Corp.	5,700		232,660

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Japan - 20.9% (continued)
Yokogawa Electric Corp.	5,800		94,231
Z Holdings Corp.	63,700		174,474
ZOZO, Inc.	3,100		65,140
			80,170,236
Jordan - .0%
Hikma Pharmaceuticals PLC	4,063		94,102
Luxembourg - .2%
ArcelorMittal SA	12,696	[a]	360,275
Aroundtown SA	24,304	[a]	32,983
Eurofins Scientific SE	3,135	[c]	219,228
Tenaris SA	11,643		167,253
			779,739
Macau - .1%
Sands China Ltd.	59,813	[a]	213,521
Netherlands - 4.5%
ABN AMRO Bank NV-CVA	9,930	[b]	159,059
Adyen NV	525	[a,b]	840,754
Aegon NV	43,866		199,919
Akzo Nobel NV	4,416		367,394
argenx SE	1,327	[a]	512,200
ASM International NV	1,130		411,645
ASML Holding NV	9,718		6,187,605
Euronext NV	2,012	[a,b]	160,101
EXOR NV	2,555	[a]	210,351
Heineken Holding NV	2,486		238,415
Heineken NV	6,322		725,646
IMCD NV	1,370		206,277
ING Groep NV	89,791		1,115,025
JDE Peet's NV	2,461		74,826
Just Eat Takeaway.com NV	4,520	[a,b,c]	79,394
Koninklijke Ahold Delhaize NV	25,360		873,342
Koninklijke KPN NV	79,328		289,192
Koninklijke Philips NV	21,437	[a]	453,108
NN Group NV	6,879		257,192
OCI NV	2,596		68,406
Prosus NV	19,321	[a]	1,446,925
QIAGEN NV	5,614	[a]	250,731
Randstad NV	2,948		160,260
Stellantis NV	14,164		234,433
Stellantis NV	40,098		663,152
Universal Music Group NV	17,389		380,372
Wolters Kluwer NV	6,223		824,687
			17,390,411

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
New Zealand - .2%
Auckland International Airport Ltd.	29,443	[a]	161,121
Fisher & Paykel Healthcare Corp. Ltd.	14,236		244,010
Mercury NZ Ltd.	14,870		58,363
Meridian Energy Ltd.	32,051		108,390
Spark New Zealand Ltd.	47,007		152,323
Xero Ltd.	3,326	[a]	206,424
			930,631
Norway - .6%
Adevinta ASA	7,205	[a]	55,580
Aker BP ASA	7,737		184,997
DNB Bank ASA	22,098		388,661
Equinor ASA	23,171		665,908
Gjensidige Forsikring ASA	4,854		84,464
Kongsberg Gruppen ASA	2,185		98,020
Mowi ASA	9,766		186,290
Norsk Hydro ASA	31,686		233,107
Orkla ASA	18,836		135,393
Salmar ASA	1,653		73,406
Telenor ASA	16,634		207,616
Yara International ASA	4,082		164,510
			2,477,952
Portugal - .2%
EDP - Energias de Portugal SA	67,592		372,909
Galp Energia SGPS SA	12,316	[a]	149,245
Jeronimo Martins SGPS SA	7,168		181,090
			703,244
Singapore - 1.4%
Capitaland Ascendas REIT	82,827		178,327
CapitaLand Ascott Trust	3,654		2,968
CapitaLand Integrated Commercial Trust	130,777		199,687
Capitaland Investment Ltd.	64,100		179,555
City Developments Ltd.	10,300		53,824
DBS Group Holdings Ltd.	43,648		1,082,541
Genting Singapore Ltd.	151,127		128,465
Grab Holdings Ltd., Cl. A	32,177	[a]	93,635
Jardine Cycle & Carriage Ltd.	2,500		63,711
Keppel Corp. Ltd.	33,900		157,331
Mapletree Logistics Trust	78,111		102,196
Mapletree Pan Asia Commercial Trust	57,900		76,635
Oversea-Chinese Banking Corp. Ltd.	81,324		769,877
Sea Ltd., ADR	8,729	[a,c]	664,888
Sembcorp Ltd.	1,094,420	[a]	101,988
Singapore Airlines Ltd.	30,933		136,041

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Singapore - 1.4% (continued)
Singapore Exchange Ltd.	20,900		150,471
Singapore Technologies Engineering Ltd.	35,700		97,119
Singapore Telecommunications Ltd.	197,551		378,800
United Overseas Bank Ltd.	28,363		602,731
UOL Group Ltd.	11,311		59,015
Venture Corp. Ltd.	6,700		85,460
Wilmar International Ltd.	48,200		142,408
			5,507,673
Spain - 2.6%
Acciona SA	614	[a]	113,871
ACS Actividades de Construccion y Servicios SA	5,254		180,911
Aena SME SA	1,804	[b]	304,643
Amadeus IT Group SA	10,877	[a]	765,247
Banco Bilbao Vizcaya Argentaria SA	145,154		1,067,811
Banco Santander SA	404,827		1,427,031
CaixaBank SA	106,419		394,100
Cellnex Telecom SA	13,400	[b]	564,546
Corp Acciona Energias Renovables SA	1,601	[a]	57,500
EDP Renovaveis SA	6,030	[a]	134,234
Enagas SA	6,184		123,873
Endesa SA	7,277		163,363
Ferrovial SA	11,641		365,397
Grifols SA	7,381	[a]	75,966
Iberdrola SA	149,066		1,933,924
Industria de Diseno Textil SA	26,294		904,402
Natural Energy Group SA	3,603		112,290
Red Electrica Corp. SA	9,526		173,418
Repsol SA	33,049		485,453
Telefonica SA	125,602		571,759
			9,919,739
Sweden - 3.1%
Alfa Laval AB	6,876		252,560
Assa Abloy AB, Cl. B	24,073		573,293
Atlas Copco AB, Cl. A	64,976		940,741
Atlas Copco AB, Cl. B	37,503		481,457
Boliden AB	6,546		234,445
Electrolux AB, Cl. B	5,384	[a,c]	81,188
Embracer Group AB	15,877	[a,c]	82,936
Epiroc AB, Cl. A	15,880		317,844
Epiroc AB, Cl. B	9,136		157,051
EQT AB	7,351		158,578
Essity AB, Cl. B	14,943		452,746

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Sweden - 3.1% (continued)
Evolution AB	4,422	[b]	590,146
Fastighets AB Balder, Cl. B	15,822	[a,c]	73,708
Getinge AB, Cl. B	5,400		137,153
Hennes & Mauritz AB, Cl. B	17,552		257,087
Hexagon AB, Cl. B	46,918		536,785
Holmen AB, Cl. B	2,321		87,801
Husqvarna AB, Cl. B	10,402		89,804
Industrivarden AB, Cl. A	3,211		91,928
Industrivarden AB, Cl. C	3,818		109,229
Indutrade AB	6,690		160,881
Investment AB Latour, Cl. B	3,675		79,668
Investor AB, Cl. A	11,745		257,715
Investor AB, Cl. B	43,790		941,422
Kinnevik AB, Cl. B	5,999	[a]	98,788
L E Lundbergforetagen AB, Cl. B	1,863		89,430
Lifco AB, Cl. B	5,765		131,446
Nibe Industrier AB, Cl. B	36,531		409,434
Sagax AB, Cl. B	4,425		108,614
Sandvik AB	25,847		528,038
Securitas AB, Cl. B	12,185		109,472
Skandinaviska Enskilda Banken AB, Cl. A	38,824		442,401
Skanska AB, Cl. B	8,336		136,418
SKF AB, Cl. B	9,452		171,854
Svenska Cellulosa AB SCA, Cl. B	14,939		205,075
Svenska Handelsbanken AB, Cl. A	35,152		310,933
Swedbank AB, Cl. A	21,641		376,882
Swedish Orphan Biovitrum AB	4,171	[a]	101,544
Tele2 AB, Cl. B	13,937		148,003
Telefonaktiebolaget LM Ericsson, Cl. B	69,839		385,700
Telia Co. AB	65,396		182,208
Volvo AB, Cl. A	4,630		98,395
Volvo AB, Cl. B	36,445		753,887
Volvo Car AB, Cl. B	14,822	[a]	61,214
			11,995,902
Switzerland - 10.8%
ABB Ltd.	37,971		1,370,530
Adecco Group AG	3,945		135,320
Alcon, Inc.	12,045		876,334
Bachem Holding AG	743		81,301
Baloise Holding AG	1,129		188,795
Banque Cantonale Vaudoise	758		79,682
Barry Callebaut AG	85		181,395
BKW AG	533		91,151

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
Switzerland - 10.8% (continued)
Chocoladefabriken Lindt & Spruengli AG	2		245,890
Chocoladefabriken Lindt & Spruengli AG-PC	26		321,137
Cie Financiere Richemont SA, CI. A	12,583	[a]	2,079,252
Clariant AG	5,312	[a]	88,427
Coca-Cola HBC AG	5,024	[a]	153,347
Credit Suisse Group AG	88,811		80,179
DSM-Firmenich AG	4,222	[a]	552,498
EMS-Chemie Holding AG	175	[a]	143,688
Geberit AG	865		492,614
Givaudan SA	221		773,070
Glencore PLC	248,283		1,465,016
Holcim AG	13,443		885,606
Julius Baer Group Ltd.	5,195		372,239
Kuehne + Nagel International AG	1,310		387,830
Logitech International SA	4,215	[a]	248,966
Lonza Group AG	1,795		1,117,181
Nestle SA	66,288		8,498,844
Novartis AG	52,147		5,337,280
Partners Group Holding AG	547		531,165
Roche Holding AG	16,935		5,308,069
Roche Holding AG-BR	654		221,628
Schindler Holding AG	526		112,129
Schindler Holding AG-PC	1,004		223,529
SGS SA	3,839		346,690
Sig Group AG	7,142		190,720
Sika AG	3,519		967,663
Sonova Holding AG	1,274	[a]	403,446
STMicroelectronics NV	16,475		705,815
Straumann Holding AG	2,752		413,876
Swiss Life Holding AG	758		499,246
Swiss Prime Site AG	1,789		162,052
Swiss Re AG	7,315		735,215
Swisscom AG	632		433,256
Temenos AG	1,459		122,700
The Swatch Group AG	1,293		81,534
The Swatch Group AG-BR	693		236,651
UBS Group AG	80,713		1,640,466
VAT Group AG	666	[b]	234,962
Zurich Insurance Group AG	3,627		1,754,315
			41,572,699
United Arab Emirates - .0%
NMC Health PLC	4,176	[a,d]	1

Description	Shares		Value ($)
Common Stocks - 98.1% (continued)
United Kingdom - 14.3%
3i Group PLC	23,232		517,450
abrdn PLC	48,395		129,784
Admiral Group PLC	4,346		126,235
Anglo American PLC	30,684		942,347
Ashtead Group PLC	10,716		617,164
Associated British Foods PLC	8,772		215,827
AstraZeneca PLC	37,351		5,496,119
Auto Trader Group PLC	21,697	[b]	173,658
Aviva PLC	66,870		355,779
BAE Systems PLC	74,205		946,085
Barclays PLC	382,529		771,673
Barratt Developments PLC	23,511		147,935
Berkeley Group Holdings PLC	2,442		136,476
BP PLC	437,438		2,941,925
British American Tobacco PLC	51,262		1,893,779
BT Group PLC	167,388		334,034
Bunzl PLC	8,134		323,929
Burberry Group PLC	9,243		301,430
CNH Industrial NV	24,490		344,555
Coca-Cola Europacific Partners PLC	4,879		314,549
Compass Group PLC	42,310		1,115,273
Croda International PLC	3,443		302,290
Diageo PLC	54,800		2,503,395
Entain PLC	14,517		264,280
GSK PLC	98,044		1,776,106
Haleon PLC	122,426		540,534
Halma PLC	9,200		267,908
Hargreaves Lansdown PLC	8,798		89,077
HSBC Holdings PLC	481,332		3,464,329
Imperial Brands PLC	21,805		539,306
Informa PLC	34,380		312,384
InterContinental Hotels Group PLC	4,298		295,342
Intertek Group PLC	3,979		207,951
J Sainsbury PLC	43,929		152,827
JD Sports Fashion PLC	64,445		130,829
Johnson Matthey PLC	4,426		109,297
Kingfisher PLC	48,351		156,710
Land Securities Group PLC	15,698		133,373
Legal & General Group PLC	142,127		419,735
Lloyds Banking Group PLC	1,630,334		990,098
London Stock Exchange Group PLC	9,054		949,232
M&G PLC	54,671		141,239
Mondi PLC	11,604		184,648

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 98.1% (continued)
United Kingdom - 14.3% (continued)
National Grid PLC		88,230		1,265,589
NatWest Group PLC		127,959		423,757
Next PLC		3,095		262,380
Ocado Group PLC		14,319	[a,c]	91,371
Pearson PLC		15,332		170,400
Persimmon PLC		7,506		124,180
Phoenix Group Holdings PLC		18,302		136,241
Prudential PLC		66,247		1,014,899
Reckitt Benckiser Group PLC		17,304		1,399,448
RELX PLC		46,489		1,546,417
Rentokil Initial PLC		60,745		483,094
Rio Tinto PLC		27,108		1,721,310
Rolls-Royce Holdings PLC		200,271	[a]	383,525
Schroders PLC		18,153		111,230
Segro PLC		29,055		306,041
Severn Trent PLC		6,035		222,473
Shell PLC		170,127		5,233,921
Smith & Nephew PLC		20,663		341,779
Smiths Group PLC		8,417		178,149
Spirax-Sarco Engineering PLC		1,811		253,048
SSE PLC		26,409		609,308
St. James's Place PLC		13,415		203,791
Standard Chartered PLC		59,311		469,065
Taylor Wimpey PLC		83,421		134,836
Tesco PLC		180,417		638,086
The British Land Company PLC		21,947		110,428
The Sage Group PLC		24,216		249,636
Unilever PLC		51,955		2,894,055
Unilever PLC		9,150		509,635
United Utilities Group PLC		16,068		218,458
Vodafone Group PLC		628,225		755,222
Whitbread PLC		4,981		203,653
WPP PLC		26,031		302,139
				55,044,460
Total Common Stocks (cost $218,679,517)				376,955,304
	Preferred Dividend Yield (%)
Preferred Stocks - .5%
Germany - .5%
Bayerische Motoren Werke AG	9.05	1,414		150,116
Dr Ing hc F Porsche AG	0.89	2,745		343,226
Henkel AG & Co. KGaA	2.39	4,336		350,007

Description	Preferred Dividend Yield (%)	Shares		Value ($)
Preferred Stocks - .5% (continued)
Germany - .5% (continued)
Porsche Automobil Holding SE	4.94	3,548	[a]	197,406
Sartorius AG	0.42	599		231,975
Volkswagen AG	23.69	4,463		609,065
Total Preferred Stocks (cost $1,174,482)				1,881,795
	1-Day Yield (%)
Investment Companies - .3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $1,061,322)	4.96	1,061,322	[e]	1,061,322

Investment of Cash Collateral for Securities Loaned - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $272,924)	4.96	272,924	[e]	272,924
Total Investments (cost $221,188,245)		99.0%		380,171,345
Cash and Receivables (Net)		1.0%		4,012,905
Net Assets		100.0%		384,184,250

ADR—American Depositary Receipt

BR—Bearer Certificate

CVA—Company Voluntary Arrangement

PC—Participation Certificate

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, these securities were valued at $5,774,424 or 1.5% of net assets.

c Security, or portion thereof, on loan. At April 30, 2023, the value of the fund’s securities on loan was $1,547,965 and the value of the collateral was $1,631,372, consisting of cash collateral of $272,924 and U.S. Government & Agency securities valued at $1,358,448. In addition, the value of collateral may include pending sales that are also on loan.

d The fund held Level 3 securities at April 30, 2023. These securities were valued at $1 or .0% of net assets.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	11.3
Pharmaceuticals Biotechnology & Life Sciences	10.9
Banks	9.1
Materials	7.3
Food, Beverage & Tobacco	6.3
Insurance	5.1
Consumer Durables & Apparel	4.9
Energy	4.6
Financial Services	3.8
Automobiles & Components	3.6
Utilities	3.4
Telecommunication Services	3.0
Semiconductors & Semiconductor Equipment	2.9
Household & Personal Products	2.9
Health Care Equipment & Services	2.5
Software & Services	2.3
Technology Hardware & Equipment	2.1
Transportation	2.1
Commercial & Professional Services	1.9
Consumer Services	1.9
Media & Entertainment	1.4
Consumer Staples Distribution	1.4
Consumer Discretionary Distrib	1.3
Equity Real Estate Investment	1.2
Real Estate Management & Development	.7
Real Estate Management & Devel	.5
Investment Companies	.4
Consumer Discretionary Distribution & Retail	.2
99.0

† Based on net assets.

See notes to financial statements.

Affiliated Issuers
Description	Value ($) 10/31/2022	Purchases ($)†	Sales ($)	Value ($) 4/30/2023	Dividends/ Distributions ($)
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .3%	1,310,432	30,019,432	(30,268,542)	1,061,322	27,697
Investment of Cash Collateral for Securities Loaned - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares - .1%	3,310,149	4,028,060	(7,065,285)	272,924	5,509	††
Total - .4%	4,620,581	34,047,492	(37,333,827)	1,334,246	33,206

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
MSCI EAFE Index	28	6/16/2023	2,986,314	3,009,440	23,126
Gross Unrealized Appreciation				23,126

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2023 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $1,547,965)—Note 1(c):
Unaffiliated issuers	219,853,999	378,837,099
Affiliated issuers	1,334,246	1,334,246
Cash denominated in foreign currency	340,749	341,294
Tax reclaim receivable—Note 1(b)		2,668,898
Dividends, interest and securities lending income receivable		1,565,660
Cash collateral held by broker—Note 4		145,000
Receivable for shares of Common Stock subscribed		110,114
		385,002,311
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		152,957
Cash overdraft due to Custodian		38,875
Payable for shares of Common Stock redeemed		337,523
Liability for securities on loan—Note 1(c)		272,924
Directors’ fees and expenses payable		11,758
Payable for futures variation margin—Note 4		3,777
Interest payable—Note 2		247
		818,061
Net Assets ($)		384,184,250
Composition of Net Assets ($):
Paid-in capital		278,755,425
Total distributable earnings (loss)		105,428,825
Net Assets ($)		384,184,250

Net Asset Value Per Share	Investor Shares	Class I
Net Assets ($)	259,441,282	124,742,968
Shares Outstanding	13,867,083	6,672,028
Net Asset Value Per Share ($)	18.71	18.70

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2023 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $627,695 foreign taxes withheld at source):
Unaffiliated issuers	5,765,006
Affiliated issuers	27,697
Interest	8,949
Income from securities lending—Note 1(c)	5,509
Total Income	5,807,161
Expenses:
Management fee—Note 3(a)	663,130
Shareholder servicing costs—Note 3(b)	316,427
Directors’ fees—Note 3(a,c)	14,320
Loan commitment fees—Note 2	862
Interest expense—Note 2	565
Total Expenses	995,304
Less—Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 3(a)	(14,320)
Net Expenses	980,984
Net Investment Income	4,826,177
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	13,194,353
Net realized gain (loss) on futures	539,702
Net Realized Gain (Loss)	13,734,055
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	63,437,551
Net change in unrealized appreciation (depreciation) on futures	(32,884)
Net Change in Unrealized Appreciation (Depreciation)	63,404,667
Net Realized and Unrealized Gain (Loss) on Investments	77,138,722
Net Increase in Net Assets Resulting from Operations	81,964,899

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations ($):
Net investment income	4,826,177	10,905,612
Net realized gain (loss) on investments	13,734,055	10,597,244
Net change in unrealized appreciation (depreciation) on investments	63,404,667	(141,115,777)
Net Increase (Decrease) in Net Assets Resulting from Operations	81,964,899	(119,612,921)
Distributions ($):
Distributions to shareholders:
Investor Shares	(5,478,850)	(9,959,393)
Class I	(3,121,521)	(8,541,436)
Total Distributions	(8,600,371)	(18,500,829)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Investor Shares	15,767,889	72,954,932
Class I	5,768,484	28,259,851
Distributions reinvested:
Investor Shares	5,409,725	9,802,576
Class I	1,075,383	3,188,659
Cost of shares redeemed:
Investor Shares	(39,566,210)	(76,999,464)
Class I	(27,375,648)	(95,386,078)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(38,920,377)	(58,179,524)
Total Increase (Decrease) in Net Assets	34,444,151	(196,293,274)
Net Assets ($):
Beginning of Period	349,740,099	546,033,373
End of Period	384,184,250	349,740,099
Capital Share Transactions (Shares):
Investor Shares[a]
Shares sold	903,427	4,154,204
Shares issued for distributions reinvested	324,519	486,722
Shares redeemed	(2,236,281)	(4,381,681)
Net Increase (Decrease) in Shares Outstanding	(1,008,335)	259,245
Class Ia
Shares sold	331,384	1,639,092
Shares issued for distributions reinvested	64,587	158,561
Shares redeemed	(1,558,782)	(5,615,878)
Net Increase (Decrease) in Shares Outstanding	(1,162,811)	(3,818,225)

[a]	During the period ended October 31, 2022, 10,956 Class I shares representing $219,658 were exchanged for 10,959 Investor shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended
	April 30, 2023	Year Ended October 31,
Investor Shares	(Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	15.40	20.78	15.85	17.52	16.24	17.90
Investment Operations:
Net investment income[a]	.22	.41	.39	.29	.46	.40
Net realized and unrealized gain (loss) on investments	3.47	(5.10)	4.85	(1.46)	1.22	(1.67)
Total from Investment Operations	3.69	(4.69)	5.24	(1.17)	1.68	(1.27)
Distributions:
Dividends from net investment income	(.38)	(.69)	(.31)	(.50)	(.40)	(.39)
Net asset value, end of period	18.71	15.40	20.78	15.85	17.52	16.24
Total Return (%)	24.23[b]	(23.36)	33.21	(7.01)	10.79	(7.30)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.61[c]	.61	.61	.61	.61	.61
Ratio of net expenses to average net assets	.60[c]	.60	.60	.60	.60	.60
Ratio of net investment income to average net assets	2.48[c]	2.27	2.00	1.80	2.76	2.24
Portfolio Turnover Rate	.82[b]	3.41	2.99	3.15	7.58	7.48
Net Assets, end of period ($ x 1,000)	259,441	229,028	303,693	290,572	366,092	338,147

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	April 30, 2023	Year Ended October 31,
Class I Shares	(Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	15.41	20.80	15.86	17.53	16.26	17.92
Investment Operations:
Net investment income[a]	.23	.47	.45	.33	.50	.46
Net realized and unrealized gain (loss) on investments	3.48	(5.12)	4.84	(1.46)	1.22	(1.69)
Total from Investment Operations	3.71	(4.65)	5.29	(1.13)	1.72	(1.23)
Distributions:
Dividends from net investment income	(.42)	(.74)	(.35)	(.54)	(.45)	(.43)
Net asset value, end of period	18.70	15.41	20.80	15.86	17.53	16.26
Total Return (%)	24.41[b]	(23.18)	33.58	(6.78)	11.06	(7.06)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.36[c]	.36	.36	.36	.36	.36
Ratio of net expenses to average net assets	.35[c]	.35	.35	.35	.35	.35
Ratio of net investment income to average net assets	2.69[c]	2.60	2.26	2.04	3.02	2.55
Portfolio Turnover Rate	.82[b]	3.41	2.99	3.15	7.58	7.48
Net Assets, end of period ($ x 1,000)	124,743	120,712	242,341	194,165	266,216	215,019

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon International Stock Index Fund (the “fund”) is a separate diversified series of BNY Mellon Index Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to match the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE®). BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue 300 million shares of $.001 par value Common Stock. The fund currently has authorized two classes of shares: Investor shares (200 million shares authorized) and Class I (100 million shares authorized). Investor shares are sold primarily to retail investors through financial intermediaries and bear Shareholder Services Plan fees. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY Mellon and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Shareholder Services Plan fees. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	2,330,692	374,624,611	††	1	376,955,304
Equity Securities - Preferred Stocks	-	1,881,795	††	-	1,881,795
Investment Companies	1,334,246	-		-	1,334,246
Other Financial Instruments:
Futures†††	23,126	-		-	23,126

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

††† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Equity Securities— Common Stock ($)
Balance as of 10/31/2022†	0
Purchases/Issuances	-
Sales/Dispositions	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	1
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 4/30/2023†	1
The amount of total net gain (loss) for the period included in earnings attributable to the change in unrealized appreciation (depreciation) relating to investments still held at 4/30/2023	1

† Securities deemed as Level 3 due to the lack of significant observable inputs by management assessment.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of April 30, 2023, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2023, BNY Mellon earned $750 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. The value of a security may also decline due to general market conditions that are not specifically related to a particular company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, changes to inflation, adverse changes to credit markets or adverse investor sentiment generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2023, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2023, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2022 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $46,374,292 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2022. The fund has $2,403,309 of short-term capital losses and $43,970,983 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2022 was as follows: ordinary income $18,500,829. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2023 was approximately $20,442 with a related weighted average annualized interest rate of 5.57%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets and is payable monthly. The fund’s Adviser has agreed in its management agreement with the fund to: (1) pay all of the fund’s direct expenses, except management fees, Shareholder Services Plan fees and certain other expenses, including the fees and expenses of the non-interested board members and the fees and expenses of counsel to the fund and to the non-interested board members, and (2) reduce its fee pursuant to the management agreement in an amount equal to the fund’s allocable portion of the fees and expenses of the non-interested board members and the fees and expenses of counsel to the fund and to the non-interested board members. These provisions in the management agreement may not be amended without the approval of the fund’s shareholders. During the period ended April 30, 2023, fees reimbursed by the Adviser amounted to $14,320.

(b) Under the Shareholder Services Plan, Investor shares pay the Distributor at an annual rate of .25% of the value of its average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2023, the fund was charged $316,427 pursuant to the Shareholder Services Plan.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $110,524 and Shareholder Services Plan fees of $53,458, which are offset against an expense reimbursement currently in effect in the amount of $11,025.

(c) Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and futures, during the period ended April 30, 2023, amounted to $3,055,531 and $45,141,783, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The SEC adopted Rule 18f-4 under the Act, which regulates the use of derivatives transactions for certain funds registered under the Act. The fund is deemed a “limited” derivatives user under the rule and is required to limit its derivatives exposure so that the total notional value of derivatives does not exceed 10% of fund’s net assets, and is subject to certain reporting requirements. Each type of derivative instrument that was held by the fund during the period ended April 30, 2023 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at April 30, 2023 are set forth in the Statement of Investments.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2023:

Average Market Value ($)
Equity futures	3,137,430

At April 30, 2023, accumulated net unrealized appreciation on investments was $159,006,226, consisting of $177,118,687 gross unrealized appreciation and $18,112,461 gross unrealized depreciation.

At April 30, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 14-15, 2023, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper, which included information comparing (1) the performance of the fund’s Investor Class shares with the performance of a group of retail front-end load and no-load international large-cap core funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional large-cap core funds (the “Performance Universe”), all for various periods ended December 31, 2022, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of all retail front-end load and no-load international large-cap core funds, excluding outliers (the “Expense Universe”), the information for which was

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group median for all periods, except for the two- and four-year periods when performance was at the Performance Group median, and was above the Performance Universe median for the one-, two- and ten-year periods, and below the Performance Universe median for the three-, four- and five-year periods. It was noted that there were only four other funds in the Performance Group and not all of the funds in Performance Group and Performance Universe were index funds. The Board considered the relative proximity of the fund’s performance to the Performance Group and Performance Universe medians during the periods under review. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for a fee waiver arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board noted that the Adviser pays all fund expenses, other than the actual management fee and certain other expenses. Because of the fund’s “unitary” fee structure, the Board recognized that the fund’s fees and expenses will vary within a much smaller range and the Adviser will bear the risk that fund expenses may increase over time. On the other hand, the Board noted that it is possible that the Adviser could earn a profit on the fees charged under the Agreement and would benefit from any price decreases in third-party services covered by the Agreement. Taking into account the fund’s “unitary” fee structure, the Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and higher than the Expense Universe median actual management fee and the fund’s total expenses were equal to the Expense Group median and equal to the Expense Universe median total expenses.

Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund or separate accounts and/or other types of client portfolios advised by the Adviser or the Sub-Adviser that are considered to have similar investment strategies and policies as the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the fee waiver arrangement and its effect on the profitability of the Adviser and its affiliates. The Board had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fee under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board was satisfied with the fund’s relative performance.

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

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For More Information

BNY Mellon International Stock Index Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Investor: DIISX Class I: DINIX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2023 BNY Mellon Securities Corporation 0079SA0423

BNY Mellon S&P 500 Index Fund

SEMI-ANNUAL REPORT April 30, 2023

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from November 1, 2022, through April 30, 2023, as provided by David France, CFA, Todd Frysinger, CFA, Vlasta Sheremeta, CFA, Michael Stoll and Marlene Walker Smith, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended April 30, 2023, the BNY Mellon S&P 500 Index Fund (the “fund”) produced a total return of 8.37%.1 In comparison, the S&P 500® Index (the “Index”), the fund’s benchmark, returned 8.62% for the same period.2

Equities gained ground during the reporting period as inflationary pressures eased, the U.S. Federal Reserve (the “Fed”) reduced the pace of interest-rate hikes, and economic growth remained positive. The difference in returns between the fund and the Index resulted primarily from transaction costs and operating expenses that are not reflected in Index results.

The Fund’s Investment Approach

The fund seeks to match the performance of the Index. To pursue its goal, the fund generally is fully invested in stocks included in the Index and in futures whose performance is tied to the Index. The fund generally invests in the Index in proportion to their weighting in the Index.

Because the fund has expenses, performance will tend to be slightly lower than that of the Index. The fund attempts to have a correlation between its performance and that of the Index of at least 0.95, before fees and expenses. A correlation of 1.00 would mean that the fund and the Index were perfectly correlated.

The Index is an unmanaged index of 500 companies, chosen to reflect the industries of the U.S. economy, and is often considered a proxy for the stock market in general. S&P weights each company’s stock in the Index by its market capitalization (i.e., the share price times the number of shares outstanding), adjusted by the number of available float shares (i.e., those shares available to public investors). Companies included in the Index generally must have market capitalizations in excess of $12.7 billion, to the extent consistent with market conditions.

Equities Advance Despite Macroeconomic Concerns

Market sentiment proved volatile but positive during the reporting period, with hopes for continued economic growth outweighing concerns regarding persistently high levels of inflation and the impact of Fed rate hikes designed to curb inflation. In November 2022, as the period began, inflation averaged 7.1% on an annualized basis, down from the 9.1% peak set in June 2022 but well above the Fed target of 2%. On November 2, 2022, the Fed raised the benchmark federal funds rate from a range of 3.00%–3.25% to a range of 3.75%–4.00%, up from near zero eight months earlier. During the reporting period, the Fed raised rates three more times, totaling an additional 1.00%, while inflation steadily eased to 5.0% as of the most currently available figures. Although U.S. economic growth and corporate profits showed signs of moderating during this time, indications generally remained positive, supported by robust consumer spending, rising wages and low levels of unemployment. These encouraging economic trends lessened concerns that rising rates might tip the economy into a sharp recession. Accordingly, while equity markets frequently dipped or spiked in response to the economic news of the day, stocks trended higher on balance, led by growth-oriented issues in the communication services and information technology sectors.

Other factors aside from inflation and interest rates also played a role in market behavior during the period. The reopening of the Chinese economy in the fourth quarter of 2022, after lengthy COVID-19-related shutdowns, generally bolstered confidence, particularly as renewed Chinese

2

activity did not appear to cause inflation to accelerate. On the negative side, a small number of high-profile, regional bank failures in the United States in the first quarter of 2023 raised fears of possible wider banking industry contagion and future credit constraints. However, stocks remained in positive territory despite a steep decline in early March. Swift action from federal authorities and major banks eased investors’ concerns, enabling markets to gain additional ground in the closing six weeks of the period.

Growth-Oriented Technology Shares Lead Markets Higher

Communication services stocks produced the strongest returns in the Index, led by fast-growing technology-centric companies such as Meta Platforms, Inc. as investors’ risk appetites increased. The information technology sector, with an abundance of growth-oriented technology companies, outperformed as well, followed by materials. Conversely, the energy sector generated the only negative performance in the Index as natural gas prices collapsed in the face of an unexpectedly mild winter and the success of European countries in coping with the absence of Russian oil and gas. Financials significantly lagged the Index average due to the banking crisis described above, while health care underperformed to a smaller degree.

The fund’s use of derivatives during the period was limited to futures contracts employed solely to offset the impact of cash positions, which the fund holds pursuant to its operations, but the Index does not. Such holdings helped the fund more closely match the performance of the Index.

Replicating the Performance of the Index

Whether the Fed can curb inflation while avoiding a significant economic slowdown remains an open question that is likely to continue to drive market behavior in the coming months. However, in seeking to match the performance of the Index, we do not actively manage investments in response to macroeconomic trends. As of the end of the period, the largest sectors in the Index were information technology, health care and financials, while the smallest were real estate, utilities and materials. As always, we continue to monitor factors that affect the fund’s investments.

May 15, 2023

¹ Total return includes reinvestment of dividends and any capital gains paid. The fund’s return reflects the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement. Had these expenses not been absorbed, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

² Source: Lipper Inc. — The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The Index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Investors cannot invest directly in any index.

“Standard & Poor’s®,” “S&P®,” “Standard & Poor’s® 500,” and “S&P 500®” are registered trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use on behalf of the fund. The fund is not sponsored, managed, advised, sold or promoted by Standard & Poor’s and its affiliates, and Standard & Poor’s and its affiliates make no representation regarding the advisability of investing in the fund

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund may, but is not required, to use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

3

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon S&P 500 Index Fund from November 1, 2022 to April 30, 2023. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended April 30, 2023

Expenses paid per $1,000†	$2.58
Ending value (after expenses)	$1,083.70

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended April 30, 2023

Expenses paid per $1,000†	$2.51
Ending value (after expenses)	$1,022.32
†	Expenses are equal to the fund’s annualized expense ratio of .50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4

STATEMENT OF INVESTMENTS
April 30, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.0%
Automobiles & Components - 1.6%
Aptiv PLC	15,055	[a]	1,548,557
BorgWarner, Inc.	13,310		640,610
Ford Motor Co.	219,428		2,606,805
General Motors Co.	78,834		2,604,675
Tesla, Inc.	150,936	[a]	24,800,294
			32,200,941
Banks - 3.1%
Bank of America Corp.	391,695		11,468,830
Citigroup, Inc.	108,697		5,116,368
Citizens Financial Group, Inc.	27,916		863,721
Comerica, Inc.	7,214		312,871
Fifth Third Bancorp	39,337		1,030,629
First Republic Bank	10,503	[b]	36,866
Huntington Bancshares, Inc.	83,147		931,246
JPMorgan Chase & Co.	164,613		22,756,101
KeyCorp	52,079		586,410
M&T Bank Corp.	9,388		1,181,010
Regions Financial Corp.	53,423		975,504
The PNC Financial Services Group, Inc.	22,682		2,954,331
Truist Financial Corp.	73,761		2,403,133
U.S. Bancorp	77,968		2,672,743
Wells Fargo & Co.	213,847		8,500,418
Zions Bancorp NA	8,284		230,792
			62,020,973
Capital Goods - 5.5%
3M Co.	31,099		3,303,336
A.O. Smith Corp.	6,753		461,162
Allegion PLC	4,878		538,921
AMETEK, Inc.	12,920		1,782,056
Carrier Global Corp.	46,910		1,961,776
Caterpillar, Inc.	29,359		6,423,749
Cummins, Inc.	7,951		1,868,803
Deere & Co.	15,155		5,728,893
Dover Corp.	7,790		1,138,586
Eaton Corp. PLC	22,177		3,706,220
Emerson Electric Co.	31,947		2,659,907
Fastenal Co.	31,996		1,722,665
Fortive Corp.	19,618		1,237,700
Generac Holdings, Inc.	3,814	[a]	389,867
General Dynamics Corp.	12,522		2,734,053
General Electric Co.	61,131		6,050,135

5

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Capital Goods - 5.5% (continued)
Honeywell International, Inc.	37,496		7,493,201
Howmet Aerospace, Inc.	20,718		917,600
Huntington Ingalls Industries, Inc.	2,095		422,478
IDEX Corp.	4,276		882,224
Illinois Tool Works, Inc.	15,535		3,758,538
Ingersoll Rand, Inc.	23,047		1,314,140
Johnson Controls International PLC	38,134		2,281,939
L3Harris Technologies, Inc.	10,545		2,057,857
Lockheed Martin Corp.	12,740		5,917,093
Masco Corp.	13,148		703,549
Nordson Corp.	2,979		644,388
Northrop Grumman Corp.	8,012		3,695,695
Otis Worldwide Corp.	23,593		2,012,483
PACCAR, Inc.	29,612		2,211,720
Parker-Hannifin Corp.	7,109		2,309,572
Pentair PLC	9,517		552,747
Quanta Services, Inc.	8,087		1,371,879
Raytheon Technologies Corp.	82,214		8,213,179
Rockwell Automation, Inc.	6,484		1,837,630
Snap-on, Inc.	2,928		759,552
Stanley Black & Decker, Inc.	7,980		688,993
Textron, Inc.	11,659		780,453
The Boeing Company	31,559	[a]	6,525,770
Trane Technologies PLC	12,721		2,363,689
TransDigm Group, Inc.	2,927	[a]	2,239,155
United Rentals, Inc.	3,860		1,393,885
W.W. Grainger, Inc.	2,493		1,734,056
Wabtec Corp.	10,257		1,001,801
Xylem, Inc.	10,326		1,072,252
			108,865,347
Commercial & Professional Services - 1.3%
Automatic Data Processing, Inc.	23,254		5,115,880
Broadridge Financial Solutions, Inc.	6,723		977,591
Ceridian HCM Holding, Inc.	8,921	[a]	566,305
Cintas Corp.	4,818		2,195,900
Copart, Inc.	24,406	[a]	1,929,294
CoStar Group, Inc.	23,108	[a]	1,778,161
Equifax, Inc.	6,901		1,438,030
Jacobs Solutions, Inc.	7,332		846,553
Leidos Holdings, Inc.	7,724		720,340
Paychex, Inc.	17,876		1,963,857
Paycom Software, Inc.	2,724	[a]	790,968
Republic Services, Inc.	11,632		1,682,220

6

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Commercial & Professional Services - 1.3% (continued)
Robert Half International, Inc.	5,711		416,903
Rollins, Inc.	13,107		553,771
Verisk Analytics, Inc.	8,898		1,727,191
Waste Management, Inc.	20,851		3,462,309
			26,165,273
Consumer Discretionary Distribution & Retail - 5.1%
Advance Auto Parts, Inc.	3,466		435,087
Amazon.com, Inc.	500,322	[a]	52,758,955
AutoZone, Inc.	1,061	[a]	2,825,772
Bath & Body Works, Inc.	12,492		438,469
Best Buy Co., Inc.	11,233		837,083
CarMax, Inc.	8,801	[a,b]	616,334
eBay, Inc.	30,407		1,411,797
Etsy, Inc.	7,008	[a]	708,018
Genuine Parts Co.	7,953		1,338,569
LKQ Corp.	14,690		848,054
Lowe's Cos., Inc.	33,936		7,052,919
O'Reilly Automotive, Inc.	3,508	[a]	3,217,924
Pool Corp.	2,260		793,983
Ross Stores, Inc.	19,407		2,071,309
The Home Depot, Inc.	57,197		17,189,986
The TJX Companies, Inc.	65,167		5,136,463
Tractor Supply Co.	6,212		1,480,941
Ulta Beauty, Inc.	2,829	[a]	1,559,995
			100,721,658
Consumer Durables & Apparel - .9%
D.R. Horton, Inc.	17,543		1,926,572
Garmin Ltd.	8,276		812,455
Hasbro, Inc.	7,432		440,123
Lennar Corp., Cl. A	14,139		1,595,021
Mohawk Industries, Inc.	2,822	[a]	298,850
Newell Brands, Inc.	19,746		239,914
NIKE, Inc., Cl. B	69,908		8,858,742
NVR, Inc.	168	[a]	981,120
PulteGroup, Inc.	12,741		855,558
Ralph Lauren Corp.	2,429		278,825
Tapestry, Inc.	13,185		538,080
VF Corp.	19,351		454,942
Whirlpool Corp.	3,019		421,422
			17,701,624
Consumer Services - 2.2%
Booking Holdings, Inc.	2,173	[a]	5,837,352
Caesars Entertainment, Inc.	12,468	[a]	564,676

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Consumer Services - 2.2% (continued)
Carnival Corp.	54,719	[a,b]	503,962
Chipotle Mexican Grill, Inc.	1,565	[a]	3,235,825
Darden Restaurants, Inc.	6,679		1,014,740
Domino's Pizza, Inc.	1,991		632,083
Expedia Group, Inc.	8,324	[a]	782,123
Hilton Worldwide Holdings, Inc.	14,899		2,145,754
Las Vegas Sands Corp.	18,529	[a]	1,183,077
Marriott International, Inc., Cl. A	15,079		2,553,478
McDonald's Corp.	41,104		12,156,508
MGM Resorts International	17,244		774,600
Norwegian Cruise Line Holdings Ltd.	23,658	[a]	315,834
Royal Caribbean Cruises Ltd.	12,338	[a]	807,275
Starbucks Corp.	64,499		7,371,591
Wynn Resorts Ltd.	5,795	[a]	662,253
Yum! Brands, Inc.	15,645		2,199,374
			42,740,505
Consumer Staples Distribution - 1.9%
Costco Wholesale Corp.	24,902		12,531,184
Dollar General Corp.	12,653		2,802,133
Dollar Tree, Inc.	11,586	[a]	1,780,884
Sysco Corp.	28,791		2,209,421
Target Corp.	25,683		4,051,493
The Kroger Company	36,597		1,779,712
Walgreens Boots Alliance, Inc.	40,907		1,441,972
Walmart, Inc.	78,700		11,881,339
			38,478,138
Energy - 4.6%
APA Corp.	17,373		640,195
Baker Hughes Co.	55,533		1,623,785
Chevron Corp.	99,836		16,830,353
ConocoPhillips	68,684		7,066,897
Coterra Energy, Inc.	44,006		1,126,554
Devon Energy Corp.	36,880		1,970,498
Diamondback Energy, Inc.	10,173		1,446,601
EOG Resources, Inc.	33,186		3,964,731
EQT Corp.	21,208		738,887
Exxon Mobil Corp.	231,105		27,348,966
Halliburton Co.	51,385		1,682,859
Hess Corp.	15,340		2,225,220
Kinder Morgan, Inc.	111,724		1,916,067
Marathon Oil Corp.	35,847		866,064
Marathon Petroleum Corp.	25,637		3,127,714
Occidental Petroleum Corp.	41,249		2,538,051

8

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Energy - 4.6% (continued)
ONEOK, Inc.	24,719		1,616,870
Phillips 66	25,971		2,571,129
Pioneer Natural Resources Co.	13,291		2,891,457
Schlumberger NV	79,934		3,944,743
Targa Resources Corp.	12,641		954,775
The Williams Companies, Inc.	67,911		2,054,987
Valero Energy Corp.	21,842		2,504,622
			91,652,025
Equity Real Estate Investment - 2.4%
Alexandria Real Estate Equities, Inc.	8,787	[c]	1,091,170
American Tower Corp.	26,130	[c]	5,340,711
AvalonBay Communities, Inc.	7,887	[c]	1,422,578
Boston Properties, Inc.	7,404	[c]	395,077
Camden Property Trust	6,135	[c]	675,157
Crown Castle, Inc.	24,180	[c]	2,976,316
Digital Realty Trust, Inc.	16,322	[c]	1,618,326
Equinix, Inc.	5,226	[c]	3,784,042
Equity Residential	19,460	[c]	1,230,845
Essex Property Trust, Inc.	3,482	[c]	765,100
Extra Space Storage, Inc.	7,594	[c]	1,154,592
Federal Realty Investment Trust	4,201	[c]	415,437
Healthpeak Properties, Inc.	30,613	[c]	672,568
Host Hotels & Resorts, Inc.	41,011	[c]	663,148
Invitation Homes, Inc.	31,859	[c]	1,063,135
Iron Mountain, Inc.	15,911	[c]	878,924
Kimco Realty Corp.	35,242	[c]	676,294
Mid-America Apartment Communities, Inc.	6,430	[c]	988,934
Prologis, Inc.	51,990	[c]	6,511,748
Public Storage	8,794	[c]	2,592,735
Realty Income Corp.	35,077	[c]	2,204,239
Regency Centers Corp.	8,736	[c]	536,652
SBA Communications Corp.	6,133	[c]	1,600,038
Simon Property Group, Inc.	18,430	[c]	2,088,488
UDR, Inc.	17,341	[c]	716,704
Ventas, Inc.	22,890	[c]	1,099,865
VICI Properties, Inc.	56,805	[c]	1,927,962
Welltower, Inc.	26,289	[c]	2,082,615
Weyerhaeuser Co.	40,360	[c]	1,207,168
			48,380,568
Financial Services - 7.7%
American Express Co.	33,308		5,373,913
Ameriprise Financial, Inc.	5,880		1,794,106

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Financial Services - 7.7% (continued)
Berkshire Hathaway, Inc., Cl. B	101,114	[a]	33,221,005
BlackRock, Inc.	8,454		5,674,325
Capital One Financial Corp.	21,187		2,061,495
Cboe Global Markets, Inc.	6,014		840,156
CME Group, Inc.	20,159		3,744,937
Discover Financial Services	15,058		1,558,051
FactSet Research Systems, Inc.	2,121		873,195
Fidelity National Information Services, Inc.	32,993		1,937,349
Fiserv, Inc.	35,867	[a]	4,380,078
FLEETCOR Technologies, Inc.	4,234	[a]	905,737
Franklin Resources, Inc.	15,253	[b]	410,001
Global Payments, Inc.	14,813		1,669,573
Intercontinental Exchange, Inc.	31,140		3,392,080
Invesco Ltd.	24,786		424,584
Jack Henry & Associates, Inc.	4,208		687,335
MarketAxess Holdings, Inc.	2,072		659,663
Mastercard, Inc., Cl. A	47,350		17,994,421
Moody's Corp.	8,808		2,757,961
Morgan Stanley	73,296		6,594,441
MSCI, Inc.	4,523		2,182,121
Nasdaq, Inc.	19,157		1,060,723
Northern Trust Corp.	11,629		908,923
PayPal Holdings, Inc.	63,896	[a]	4,856,096
Raymond James Financial, Inc.	10,931		989,583
S&P Global, Inc.	18,464		6,694,677
State Street Corp.	19,425		1,403,651
Synchrony Financial	23,829		703,194
T. Rowe Price Group, Inc.	12,557		1,410,528
The Bank of New York Mellon Corp.	40,971		1,744,955
The Charles Schwab Corp.	85,601		4,471,796
The Goldman Sachs Group, Inc.	19,088		6,555,583
Visa, Inc., Cl. A	91,193	[b]	21,223,347
			151,159,583
Food, Beverage & Tobacco - 3.7%
Altria Group, Inc.	100,078		4,754,706
Archer-Daniels-Midland Co.	30,717		2,398,383
Brown-Forman Corp., Cl. B	9,816		638,923
Bunge Ltd.	8,642		808,891
Campbell Soup Co.	11,695		635,039
Conagra Brands, Inc.	25,950		985,062
Constellation Brands, Inc., Cl. A	8,960		2,056,051
General Mills, Inc.	32,981		2,923,106

10

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Food, Beverage & Tobacco - 3.7% (continued)
Hormel Foods Corp.	16,772		678,260
Kellogg Co.	14,597		1,018,433
Keurig Dr. Pepper, Inc.	47,339		1,547,985
Lamb Weston Holdings, Inc.	8,106		906,332
McCormick & Co., Inc.	13,860		1,217,601
Molson Coors Beverage Co., Cl. B	10,929		650,057
Mondelez International, Inc., Cl. A	76,668		5,881,969
Monster Beverage Corp.	42,220	[a]	2,364,320
PepsiCo, Inc.	77,292		14,754,270
Philip Morris International, Inc.	87,000		8,697,390
The Coca-Cola Company	218,425		14,011,964
The Hershey Company	8,334		2,275,682
The J.M. Smucker Company	5,847		902,835
The Kraft Heinz Company	44,673		1,754,309
Tyson Foods, Inc., Cl. A	16,157		1,009,651
			72,871,219
Health Care Equipment & Services - 6.1%
Abbott Laboratories	97,851		10,809,600
Align Technology, Inc.	4,062	[a]	1,321,369
AmerisourceBergen Corp.	9,117		1,521,171
Baxter International, Inc.	27,915		1,330,987
Becton, Dickinson and Co.	15,912		4,205,701
Boston Scientific Corp.	80,019	[a]	4,170,590
Cardinal Health, Inc.	14,695		1,206,460
Centene Corp.	31,231	[a]	2,152,753
CVS Health Corp.	71,881		5,269,596
DaVita, Inc.	3,143	[a]	284,001
Dentsply Sirona, Inc.	11,395		477,792
DexCom, Inc.	21,510	[a]	2,610,023
Edwards Lifesciences Corp.	34,433	[a]	3,029,415
Elevance Health, Inc.	13,403		6,281,316
GE HealthCare Technologies, Inc.	20,210		1,643,881
HCA Healthcare, Inc.	11,917		3,424,112
Henry Schein, Inc.	7,663	[a]	619,247
Hologic, Inc.	14,000	[a]	1,204,140
Humana, Inc.	7,050		3,739,955
IDEXX Laboratories, Inc.	4,656	[a]	2,291,497
Insulet Corp.	3,841	[a]	1,221,592
Intuitive Surgical, Inc.	19,635	[a]	5,914,455
Laboratory Corp. of America Holdings	4,958		1,124,028
McKesson Corp.	7,750		2,822,860
Medtronic PLC	74,594		6,784,324
Molina Healthcare, Inc.	3,302	[a]	983,633

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Health Care Equipment & Services - 6.1% (continued)
Quest Diagnostics, Inc.	6,276		871,172
ResMed, Inc.	8,166		1,967,679
Steris PLC	5,647		1,064,742
Stryker Corp.	18,872		5,654,995
Teleflex, Inc.	2,709		738,257
The Cigna Group	16,867		4,272,242
The Cooper Companies, Inc.	2,740		1,045,173
UnitedHealth Group, Inc.	52,436		25,803,231
Universal Health Services, Inc., Cl. B	3,791		569,977
Zimmer Biomet Holdings, Inc.	11,988		1,659,619
			120,091,585
Household & Personal Products - 1.7%
Church & Dwight Co., Inc.	13,793		1,339,576
Colgate-Palmolive Co.	46,972		3,748,366
Kimberly-Clark Corp.	18,808		2,725,091
The Clorox Company	6,798		1,125,885
The Estee Lauder Companies, Inc., Cl. A	13,094		3,230,552
The Procter & Gamble Company	132,397		20,704,243
			32,873,713
Insurance - 2.2%
Aflac, Inc.	31,561		2,204,536
American International Group, Inc.	41,519		2,202,168
Aon PLC, Cl. A	11,447		3,722,335
Arch Capital Group Ltd.	20,659	[a]	1,550,871
Arthur J. Gallagher & Co.	12,015		2,499,841
Assurant, Inc.	3,026		372,591
Brown & Brown, Inc.	13,341		859,027
Chubb Ltd.	23,270		4,690,301
Cincinnati Financial Corp.	9,073		965,730
Everest Re Group Ltd.	2,165		818,370
Globe Life, Inc.	5,004		543,034
Lincoln National Corp.	9,325		202,632
Loews Corp.	11,041		635,630
Marsh & McLennan Cos., Inc.	27,678		4,987,299
MetLife, Inc.	36,797		2,256,760
Principal Financial Group, Inc.	13,053		974,929
Prudential Financial, Inc.	20,443		1,778,541
The Allstate Corp.	14,686		1,700,051
The Hartford Financial Services Group, Inc.	17,259		1,225,216
The Progressive Corp.	32,825		4,477,330
The Travelers Companies, Inc.	13,050		2,363,877
W.R. Berkley Corp.	11,579		682,235

12

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Insurance - 2.2% (continued)
Willis Towers Watson PLC	5,874		1,360,418
			43,073,722
Materials - 2.6%
Air Products & Chemicals, Inc.	12,412		3,653,596
Albemarle Corp.	6,627		1,229,043
Amcor PLC	84,465		926,581
Avery Dennison Corp.	4,422		771,551
Ball Corp.	17,547		933,149
Celanese Corp.	5,811		617,361
CF Industries Holdings, Inc.	11,050		790,959
Corteva, Inc.	40,310		2,463,747
Dow, Inc.	39,333		2,139,715
DuPont de Nemours, Inc.	25,588		1,783,995
Eastman Chemical Co.	6,755		569,244
Ecolab, Inc.	13,767		2,310,653
FMC Corp.	7,193		888,911
Freeport-McMoRan, Inc.	80,142		3,038,183
International Flavors & Fragrances, Inc.	14,346		1,390,988
International Paper Co.	20,003		662,299
Linde PLC	27,641		10,211,967
LyondellBasell Industries NV, Cl. A	14,361		1,358,694
Martin Marietta Materials, Inc.	3,590		1,303,888
Newmont Corp.	45,109		2,138,167
Nucor Corp.	14,319		2,121,789
Packaging Corp. of America	5,151		696,724
PPG Industries, Inc.	13,095		1,836,705
Sealed Air Corp.	7,785		373,602
Steel Dynamics, Inc.	9,214		957,795
The Mosaic Company	18,861		808,194
The Sherwin-Williams Company	13,252		3,147,880
Vulcan Materials Co.	7,367		1,290,109
WestRock Co.	13,828		413,872
			50,829,361
Media & Entertainment - 7.1%
Activision Blizzard, Inc.	39,798	[a]	3,092,703
Alphabet, Inc., Cl. A	334,255	[a]	35,878,932
Alphabet, Inc., Cl. C	291,387	[a]	31,533,901
Charter Communications, Inc., Cl. A	5,824	[a]	2,147,309
Comcast Corp., Cl. A	236,078		9,766,547
DISH Network Corp., Cl. A	15,595	[a]	117,118
Electronic Arts, Inc.	14,715		1,872,925
Fox Corp., Cl. A	16,259		540,774
Fox Corp., Cl. B	6,741		205,870

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Media & Entertainment - 7.1% (continued)
Live Nation Entertainment, Inc.	8,203	[a]	555,999
Match Group, Inc.	14,786	[a]	545,603
Meta Platforms, Inc., Cl. A	124,911	[a]	30,018,612
Netflix, Inc.	24,974	[a]	8,239,672
News Corporation, Cl. A	22,991		404,872
News Corporation, Cl. B	5,405	[b]	95,939
Omnicom Group, Inc.	11,358		1,028,694
Paramount Global, Cl. B	29,475	[b]	687,652
Take-Two Interactive Software, Inc.	8,920	[a]	1,108,667
The Interpublic Group of Companies, Inc.	22,119		790,312
The Walt Disney Company	102,522	[a]	10,508,505
Warner Bros Discovery, Inc.	122,951	[a]	1,673,363
			140,813,969
Pharmaceuticals Biotechnology & Life Sciences - 8.2%
AbbVie, Inc.	99,248		14,998,358
Agilent Technologies, Inc.	16,731		2,265,879
Amgen, Inc.	29,888		7,165,349
Biogen, Inc.	8,145	[a]	2,477,953
Bio-Rad Laboratories, Inc., Cl. A	1,162	[a]	523,818
Bio-Techne Corp.	8,791		702,225
Bristol-Myers Squibb Co.	119,313		7,966,529
Catalent, Inc.	10,248	[a]	513,630
Charles River Laboratories International, Inc.	2,774	[a]	527,393
Danaher Corp.	36,785		8,714,734
Eli Lilly & Co.	44,259		17,520,368
Gilead Sciences, Inc.	69,880		5,744,835
Illumina, Inc.	8,842	[a]	1,817,562
Incyte Corp.	10,424	[a]	775,650
IQVIA Holdings, Inc.	10,505	[a]	1,977,356
Johnson & Johnson	146,727		24,019,210
Merck & Co., Inc.	142,288		16,429,995
Mettler-Toledo International, Inc.	1,250	[a]	1,864,375
Moderna, Inc.	18,501	[a]	2,458,598
Organon & Co.	14,271		351,495
PerkinElmer, Inc.	7,158		934,047
Pfizer, Inc.	315,023		12,251,244
Regeneron Pharmaceuticals, Inc.	6,020	[a]	4,826,776
Thermo Fisher Scientific, Inc.	22,010		12,213,349
Vertex Pharmaceuticals, Inc.	14,372	[a]	4,896,972
Viatris, Inc.	66,616		621,527
Waters Corp.	3,372	[a]	1,012,814
West Pharmaceutical Services, Inc.	4,250		1,535,270

14

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 8.2% (continued)
Zoetis, Inc.	26,034		4,576,257
			161,683,568
Real Estate Management & Development - .1%
CBRE Group, Inc., Cl. A	17,738	[a]	1,359,795
Semiconductors & Semiconductor Equipment - 6.0%
Advanced Micro Devices, Inc.	90,486	[a]	8,086,734
Analog Devices, Inc.	28,376		5,104,275
Applied Materials, Inc.	47,314		5,347,901
Broadcom, Inc.	23,452		14,692,678
Enphase Energy, Inc.	7,561	[a]	1,241,516
First Solar, Inc.	5,516	[a]	1,007,111
Intel Corp.	232,171		7,211,231
KLA Corp.	7,729		2,987,568
Lam Research Corp.	7,611		3,988,773
Microchip Technology, Inc.	30,829		2,250,209
Micron Technology, Inc.	60,887		3,918,687
Monolithic Power Systems, Inc.	2,539		1,172,942
NVIDIA Corp.	138,057		38,309,437
NXP Semiconductors NV	14,678		2,403,376
ON Semiconductor Corp.	24,349	[a]	1,752,154
Qorvo, Inc.	5,583	[a]	514,083
Qualcomm, Inc.	62,575		7,308,760
Skyworks Solutions, Inc.	8,850		937,215
SolarEdge Technologies, Inc.	3,081	[a]	880,026
Teradyne, Inc.	8,777		802,042
Texas Instruments, Inc.	50,857		8,503,290
			118,420,008
Software & Services - 10.7%
Accenture PLC, Cl. A	35,341		9,905,729
Adobe, Inc.	25,692	[a]	9,700,272
Akamai Technologies, Inc.	8,713	[a]	714,205
Ansys, Inc.	4,940	[a]	1,550,765
Autodesk, Inc.	12,197	[a]	2,375,854
Cadence Design Systems, Inc.	15,498	[a]	3,246,056
Cognizant Technology Solutions Corp., Cl. A	28,499		1,701,675
DXC Technology Co.	13,186	[a]	314,486
EPAM Systems, Inc.	3,239	[a]	914,823
Fair Isaac Corp.	1,438	[a]	1,046,792
Fortinet, Inc.	36,126	[a]	2,277,744
Gartner, Inc.	4,537	[a]	1,372,261
Gen Digital, Inc.	30,280		535,048

15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Software & Services - 10.7% (continued)
International Business Machines Corp.	50,542		6,389,014
Intuit, Inc.	15,766		6,999,316
Microsoft Corp.	417,751		128,358,172
Oracle Corp.	86,250		8,169,600
PTC, Inc.	6,093	[a]	766,438
Roper Technologies, Inc.	5,962		2,711,398
Salesforce, Inc.	56,121	[a]	11,132,723
ServiceNow, Inc.	11,482	[a]	5,275,060
Synopsys, Inc.	8,519	[a]	3,163,275
Tyler Technologies, Inc.	2,265	[a]	858,503
Verisign, Inc.	5,163	[a]	1,145,153
			210,624,362
Technology Hardware & Equipment - 8.8%
Amphenol Corp., Cl. A	33,154		2,502,132
Apple, Inc.	834,662		141,625,448
Arista Networks, Inc.	13,969	[a]	2,237,275
CDW Corp.	7,526		1,276,334
Cisco Systems, Inc.	230,549		10,893,440
Corning, Inc.	43,656		1,450,252
F5, Inc.	3,172	[a]	426,190
Hewlett Packard Enterprise Co.	72,194		1,033,818
HP, Inc.	48,582		1,443,371
Juniper Networks, Inc.	18,108		545,956
Keysight Technologies, Inc.	9,903	[a]	1,432,370
Motorola Solutions, Inc.	9,385		2,734,789
NetApp, Inc.	11,743		738,517
Seagate Technology Holdings PLC	10,416	[b]	612,148
TE Connectivity Ltd.	17,974		2,199,478
Teledyne Technologies, Inc.	2,621	[a]	1,086,142
Trimble, Inc.	13,582	[a]	639,712
Western Digital Corp.	18,559	[a]	639,172
Zebra Technologies Corp., Cl. A	2,842	[a]	818,581
			174,335,125
Telecommunication Services - 1.1%
AT&T, Inc.	399,590		7,060,755
T-Mobile US, Inc.	33,480	[a]	4,817,772
Verizon Communications, Inc.	235,700		9,152,231
			21,030,758
Transportation - 1.6%
Alaska Air Group, Inc.	7,691	[a,b]	334,251
American Airlines Group, Inc.	37,309	[a,b]	508,895
C.H. Robinson Worldwide, Inc.	6,392		644,761
CSX Corp.	118,275		3,623,946

16

Description	Shares		Value ($)
Common Stocks - 99.0% (continued)
Transportation - 1.6% (continued)
Delta Air Lines, Inc.	35,496	[a]	1,217,868
Expeditors International of Washington, Inc.	9,076		1,033,212
FedEx Corp.	12,931		2,945,423
J.B. Hunt Transport Services, Inc.	4,655		815,975
Norfolk Southern Corp.	12,892		2,617,463
Old Dominion Freight Line, Inc.	5,024		1,609,639
Southwest Airlines Co.	33,713		1,021,167
Union Pacific Corp.	34,339		6,720,142
United Airlines Holdings, Inc.	18,150	[a]	794,970
United Parcel Service, Inc., Cl. B	40,932		7,359,983
			31,247,695
Utilities - 2.8%
Alliant Energy Corp.	13,661		753,268
Ameren Corp.	14,801		1,316,845
American Electric Power Co., Inc.	28,958		2,676,298
American Water Works Co., Inc.	10,921		1,619,038
Atmos Energy Corp.	8,000		913,120
CenterPoint Energy, Inc.	35,498		1,081,624
CMS Energy Corp.	16,442		1,023,679
Consolidated Edison, Inc.	19,767		1,946,457
Constellation Energy Corp.	17,938		1,388,401
Dominion Energy, Inc.	46,559		2,660,381
DTE Energy Co.	10,672		1,199,640
Duke Energy Corp.	43,380		4,289,414
Edison International	21,406		1,575,482
Entergy Corp.	11,412		1,227,703
Evergy, Inc.	12,765		792,834
Eversource Energy	19,726		1,530,935
Exelon Corp.	55,215		2,343,325
FirstEnergy Corp.	31,097		1,237,661
NextEra Energy, Inc.	111,521		8,545,854
NiSource, Inc.	23,485		668,383
NRG Energy, Inc.	13,435		459,074
PG&E Corp.	90,476	[a]	1,548,044
Pinnacle West Capital Corp.	6,587		516,816
PPL Corp.	40,814		1,172,178
Public Service Enterprise Group, Inc.	28,218		1,783,378
Sempra Energy	17,740		2,758,393
The AES Corp.	37,748		893,118
The Southern Company	60,851		4,475,591
WEC Energy Group, Inc.	17,533		1,686,149

17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 99.0% (continued)
Utilities - 2.8% (continued)
Xcel Energy, Inc.		30,931		2,162,386
				56,245,469
Total Common Stocks (cost $422,653,372)				1,955,586,984
	1-Day Yield (%)
Investment Companies - .9%
Registered Investment Companies - .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $16,966,337)	4.96	16,966,337	[d]	16,966,337

Investment of Cash Collateral for Securities Loaned - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $760,606)	4.96	760,606	[d]	760,606
Total Investments (cost $440,380,315)		99.9%		1,973,313,927
Cash and Receivables (Net)		.1%		1,675,449
Net Assets		100.0%		1,974,989,376

a Non-income producing security.

b Security, or portion thereof, on loan. At April 30, 2023, the value of the fund’s securities on loan was $23,767,517 and the value of the collateral was $23,909,101, consisting of cash collateral of $760,606 and U.S. Government & Agency securities valued at $23,148,495. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	25.5
Health Care	14.3
Financials	13.0
Consumer Discretionary	9.8
Industrials	8.4
Communication Services	8.2
Consumer Staples	7.3
Energy	4.6
Utilities	2.8
Materials	2.6
Real Estate	2.5
Investment Companies	.9
99.9

† Based on net assets.

See notes to financial statements.

18

Affiliated Issuers
Description	Value ($) 10/31/2022	Purchases ($)†	Sales ($)	Value ($) 4/30/2023	Dividends/ Distributions ($)
Registered Investment Companies - .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .9%	6,395,291	106,264,405	(95,693,359)	16,966,337	243,407
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares - .0%	505,374	5,601,645	(5,346,413)	760,606	15,342	††
Total - .9%	6,900,665	111,866,050	(101,039,772)	17,726,943	258,749

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
Standard & Poor's 500 E-mini	94	6/16/2023	19,509,820	19,685,950	176,130
Gross Unrealized Appreciation				176,130

See notes to financial statements.

19

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2023 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $23,767,517)—Note 1(c):
Unaffiliated issuers	422,653,372	1,955,586,984
Affiliated issuers	17,726,943	17,726,943
Cash		181,795
Dividends, interest and securities lending income receivable		1,445,379
Cash collateral held by broker—Note 4		1,127,000
Receivable for shares of Common Stock subscribed		905,201
Receivable for futures variation margin—Note 4		162,795
		1,977,136,097
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		795,818
Liability for securities on loan—Note 1(c)		760,606
Payable for shares of Common Stock redeemed		472,864
Directors’ fees and expenses payable		117,433
		2,146,721
Net Assets ($)		1,974,989,376
Composition of Net Assets ($):
Paid-in capital		375,983,993
Total distributable earnings (loss)		1,599,005,383
Net Assets ($)		1,974,989,376

Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)	41,537,120
Net Asset Value Per Share ($)	47.55

See notes to financial statements.

20

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2023 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $4,151 foreign taxes withheld at source):
Unaffiliated issuers	16,926,751
Affiliated issuers	243,407
Interest	48,007
Income from securities lending—Note 1(c)	15,342
Total Income	17,233,507
Expenses:
Management fee—Note 3(a)	2,399,721
Shareholder servicing costs—Note 3(b)	2,399,721
Directors’ fees—Note 3(a,c)	62,650
Loan commitment fees—Note 2	4,449
Total Expenses	4,866,541
Less—Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 3(a)	(62,650)
Net Expenses	4,803,891
Net Investment Income	12,429,616
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	74,187,283
Net realized gain (loss) on futures	1,240,994
Net Realized Gain (Loss)	75,428,277
Net change in unrealized appreciation (depreciation) on investments	67,563,513
Net change in unrealized appreciation (depreciation) on futures	(314,673)
Net Change in Unrealized Appreciation (Depreciation)	67,248,840
Net Realized and Unrealized Gain (Loss) on Investments	142,677,117
Net Increase in Net Assets Resulting from Operations	155,106,733

See notes to financial statements.

21

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations ($):
Net investment income	12,429,616	23,016,349
Net realized gain (loss) on investments	75,428,277	199,080,994
Net change in unrealized appreciation (depreciation) on investments	67,248,840	(586,278,053)
Net Increase (Decrease) in Net Assets Resulting from Operations	155,106,733	(364,180,710)
Distributions ($):
Distributions to shareholders	(198,845,596)	(295,559,138)
Capital Stock Transactions ($):
Net proceeds from shares sold	72,372,421	216,279,637
Distributions reinvested	193,006,792	286,737,423
Cost of shares redeemed	(166,214,730)	(477,214,418)
Increase (Decrease) in Net Assets from Capital Stock Transactions	99,164,483	25,802,642
Total Increase (Decrease) in Net Assets	55,425,620	(633,937,206)
Net Assets ($):
Beginning of Period	1,919,563,756	2,553,500,962
End of Period	1,974,989,376	1,919,563,756
Capital Share Transactions (Shares):
Shares sold	1,558,865	3,945,295
Shares issued for distributions reinvested	4,445,112	4,859,956
Shares redeemed	(3,588,866)	(8,781,762)
Net Increase (Decrease) in Shares Outstanding	2,415,111	23,489

See notes to financial statements.

22

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2023		Year Ended October 31,
	(Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	49.07	65.31	51.48	53.93	55.44	56.66
Investment Operations:
Net investment income[a]	.30	.56	.56	.71	.79	.78
Net realized and unrealized gain (loss) on investments	3.32	(9.08)	19.58	4.07	5.03	2.97
Total from Investment Operations	3.62	(8.52)	20.14	4.78	5.82	3.75
Distributions:
Dividends from net investment income	(.62)	(.58)	(.75)	(.85)	(.84)	(.86)
Dividends from net realized gain on investments	(4.52)	(7.14)	(5.56)	(6.38)	(6.49)	(4.11)
Total Distributions	(5.14)	(7.72)	(6.31)	(7.23)	(7.33)	(4.97)
Net asset value, end of period	47.55	49.07	65.31	51.48	53.93	55.44
Total Return (%)	8.37[b]	(15.03)	42.21	9.13	13.76	6.83
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.51[c]	.51	.51	.51	.51	.51
Ratio of net expenses to average net assets	.50[c]	.50	.50	.50	.50	.50
Ratio of net investment income to average net assets	1.29[c]	1.03	.95	1.41	1.55	1.39
Portfolio Turnover Rate	.56[b]	1.89	3.31	2.43	2.81	3.06
Net Assets, end of period ($ x 1,000)	1,974,989	1,919,564	2,553,501	2,078,988	2,272,556	2,428,012

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

23

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon S&P 500 Index Fund (the “fund”) is a separate diversified series of BNY Mellon Index Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to match the performance of the S&P 500® Index. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in

24

active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,955,586,984	-	-	1,955,586,984
Investment Companies	17,726,943	-	-	17,726,943

26

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($) (continued)
Other Financial Instruments:
Futures††	176,130	-	-	176,130

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of April 30, 2023, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period

27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ended April 30, 2023, BNY Mellon earned $2,091 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. The value of a security may also decline due to general market conditions that are not specifically related to a particular company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, changes to inflation, adverse changes to credit markets or adverse investor sentiment generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and

28

net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2023, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2023, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2022 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2021 was as follows: ordinary income $26,336,928 and long-term capital gains $269,222,210. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2023, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has agreed in its management agreement with the fund to: (1) pay all of the fund’s direct expenses, except management fees, Shareholder Services Plan fees and certain other expenses, including the fees and expenses of the

29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

non-interested board members and the fees and expenses of counsel to the fund and to the non-interested board members, and (2) reduce its fee pursuant to the management agreement in an amount equal to the fund’s allocable portion of the fees and expenses of the non-interested board members and the fees and expenses of counsel to the fund and to the non-interested board members. These provisions in the management agreement may not be amended without the approval of the fund’s shareholders. During the period ended April 30, 2023, fees reimbursed by the Adviser amounted to $62,650.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services, at an annual rate of .25% of the value of the fund’s average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts such as recordkeeping and sub-accounting services. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2023, the fund was charged $2,399,721 pursuant to the Shareholder Services Plan.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $402,809 and Shareholder Services Plan fees of $402,809, which are offset against an expense reimbursement currently in effect in the amount of $9,800.

(c) Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and futures, during the period ended April 30, 2023, amounted to $10,844,215 and $109,122,409, respectively.

30

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The SEC adopted Rule 18f-4 under the Act, which regulates the use of derivatives transactions for certain funds registered under the Act. The fund is deemed a “limited” derivatives user under the rule and is required to limit its derivatives exposure so that the total notional value of derivatives does not exceed 10% of fund’s net assets, and is subject to certain reporting requirements. Each type of derivative instrument that was held by the fund during the period ended April 30, 2023 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at April 30, 2023 are set forth in the Statement of Investments.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2023:

Average Market Value ($)
Equity futures	15,607,086

At April 30, 2023, accumulated net unrealized appreciation on investments inclusive of derivatives contracts was $1,533,109,742, consisting of $1,562,720,558 gross unrealized appreciation and $29,610,816 gross unrealized depreciation.

At April 30, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

31

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 14-15, 2023, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper, which included information comparing (1) the performance of the fund’s shares with the performance of a group of retail no-load S&P 500 index funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional S&P 500 index funds (the “Performance Universe”), all for various periods ended December 31, 2022, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of all retail no-load S&P 500 index funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a

32

description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods. The Board considered the relative proximity of the fund’s performance to the Performance Group and Performance Universe medians during the periods under review. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for a fee waiver arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board noted that the Adviser pays all fund expenses, other than the actual management fee and certain other expenses. Because of the fund’s “unitary” fee structure, the Board recognized that the fund’s fees and expenses will vary within a much smaller range and the Adviser will bear the risk that fund expenses may increase over time. On the other hand, the Board noted that it is possible that the Adviser could earn a profit on the fees charged under the Agreement and would benefit from any price decreases in third-party services covered by the Agreement. Taking into account the fund’s “unitary” fee structure, the Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and higher than the Expense Universe median actual management fee and the fund’s total expenses were higher than the Expense Group median and higher than the Expense Universe median total expenses.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by funds advised by the Adviser that are in the same Lipper category as the fund and (2) paid to the Adviser, or the primary employer of the fund’s primary portfolio managers that is affiliated with the Adviser, for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant

33

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the fee waiver arrangement and its effect on the profitability of the Adviser and its affiliates. The Board had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fee under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board was satisfied with the fund’s relative performance.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

34

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

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For More Information

BNY Mellon S&P 500 Index Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbol:	PEOPX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2023 BNY Mellon Securities Corporation 0078SA0423

BNY Mellon Smallcap Stock Index Fund

SEMI-ANNUAL REPORT April 30, 2023

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from November 1, 2022, through April 30, 2023, as provided by David France, CFA, Todd Frysinger, CFA, Vlasta Sheremeta, CFA, Michael Stoll and Marlene Walker Smith, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended April 30, 2023, the BNY Mellon Smallcap Stock Index Fund’s (the “fund”) Investor shares produced a total return of −3.34%, and its Class I shares returned −3.22%.1 In comparison, the S&P SmallCap 600® Index (the “Index”), the fund’s benchmark, produced a −3.10% total return for the same period.2,3

Small-cap equities declined during the reporting period due to the impact of turmoil in the banking industry and the perceived vulnerability of the asset class to a potential recession. The difference in returns between the fund and the Index resulted primarily from transaction costs and operating expenses that are not reflected in Index results.

The Fund’s Investment Approach

The fund seeks to match the performance of the Index. To pursue its goal, the fund generally is fully invested in all of the stocks that comprise the Index and in futures whose performance is tied to the Index. The fund generally invests in all of the stocks in the Index in proportion to their weighting in the Index; however, at times, the fund may invest in a representative sample of stocks included in the Index and in futures whose performance is tied to the Index. Under these circumstances, the fund expects to invest in approximately 500 or more of the stocks in the Index.

Because the fund has expenses, performance will tend to be slightly lower than that of the Index. The fund attempts to have a correlation between its performance and that of the Index of at least 0.95, before fees and expenses. A correlation of 1.00 would mean that the fund and the Index were perfectly correlated.

The Index is an unmanaged index composed of the common stocks of 600 small-sized companies in the U.S. S&P weights each company’s stock in the Index by its market capitalization (i.e., the share price times the number of shares outstanding), adjusted by the number of available float shares (i.e., those shares available to public investors). Companies included in the Index generally have market capitalizations ranging between approximately $750 million and $4.6 billion, to the extent consistent with market conditions.

Economic Concerns Undermine Small-Cap Stocks

The overall U.S. equities market gained ground during the reporting period, as hopes for continued economic growth outweighed concerns regarding persistently high levels of inflation and the impact of Fed rate hikes designed to curb inflation. Inflation eased steadily during the period from above 7% to below 5% as the Fed raised the benchmark federal funds rate by a total of 1%. By the end of the reporting period, with economic growth slowing and additional rate increases expected, most observers contemplated the possibility of at least a mild recession later in 2023. Small-cap stocks, which are considered more vulnerable to a challenging economic backdrop than their better resourced, large-cap counterparts, paid the price, losing ground while large- and mid-cap stocks rose.

2

Small-cap equities also suffered disproportionately from the turmoil in the banking industry that developed in March and April 2023, when rising interest rates led to the failures of three prominent regional banks. While swift action from federal authorities and major banks guaranteed depositors’ assets and helped ease investors’ concerns, the underlying stress from the high interest-rate environment prompted many banks to tighten their lending practices, leaving lingering concerns regarding future credit constraints. As small-cap companies are seen as more dependent on bank lending than larger companies, small-cap shares suffered, with financial industry shares recording the sharpest declines.

Financial Shares Lead Markets Lower

For the reasons described above, financial stocks experienced the steepest declines in the Index. The energy sector also lost ground as natural gas prices collapsed in the face of an unexpectedly mild winter and the success of European countries in coping with the absence of Russian oil and gas. Real estate shares suffered as well due to rising interest rates. Conversely, the consumer discretionary and consumer staples sectors posted gains, supported by strong levels of consumer spending. Industrials also outperformed the Index average.

The fund’s use of derivatives during the period was limited to futures contracts employed solely to offset the impact of cash positions, which the fund holds pursuant to its operations, but the Index does not. Such holdings helped the fund more closely match the performance of the Index.

Replicating the Performance of the Index

Whether the Fed can curb inflation while avoiding a significant economic slowdown remains an open question that is likely to continue to drive market behavior in the coming months. However, in seeking to match the performance of the Index, we do not actively manage investments in response to macroeconomic trends. As of the end of the period, the largest sectors in the Index were industrials, consumer discretionary and financials, while the

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

smallest were communication services, energy and consumer staples. As always, we continue to monitor factors that affect the fund’s investments.

May 15, 2023

1 Total return includes reinvestment of dividends and any capital gains paid. The fund’s return reflects the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement. Had these expenses not been absorbed, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Lipper Inc. — The S&P SmallCap 600® Index measures the small-cap segment of the U.S. equity market. The Index is designed to track companies that meet specific inclusion criteria to ensure that they are liquid and financially viable. Investors cannot invest directly in any index.

3 “Standard & Poor’s®,” “S&P®,” and “S&P SmallCap 600®” are registered trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use on behalf of the fund. The fund is not sponsored, endorsed, managed, advised, sold or promoted by Standard & Poor’s and its affiliates, and Standard & Poor’s and its affiliates make no representation regarding the advisability of investing in the fund.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance.

The prices of small company stocks tend to be more volatile than the prices of large company stocks, mainly because these companies have less established and more volatile earnings histories. They also tend to be less liquid than larger company stocks.

The fund may, but is not required, to use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Smallcap Stock Index Fund from November 1, 2022 to April 30, 2023. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended April 30, 2023

	Investor Shares	Class I
Expenses paid per $1,000†	$2.44	$1.22
Ending value (after expenses)	$966.60	$967.80

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended April 30, 2023

	Investor Shares	Class I
Expenses paid per $1,000†	$2.51	$1.25
Ending value (after expenses)	$1,022.32	$1,023.55
†

Expenses are equal to the fund’s annualized expense ratio of .50% for Investor Shares and .25% for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
April 30, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.3%
Automobiles & Components - 1.5%
American Axle & Manufacturing Holdings, Inc.	159,873	[a]	1,143,092
Dorman Products, Inc.	39,017	[a]	3,361,705
Gentherm, Inc.	45,671	[a]	2,724,275
LCI Industries	35,155	[b]	3,971,109
Patrick Industries, Inc.	29,538		2,027,193
Standard Motor Products, Inc.	26,173		942,490
Winnebago Industries, Inc.	41,961		2,439,613
XPEL, Inc.	26,829	[a,b]	1,960,127
			18,569,604
Banks - 9.1%
Ameris Bancorp	90,098		3,018,283
Atlantic Union Bankshares Corp.	103,510	[b]	2,962,456
Axos Financial, Inc.	74,530	[a]	3,031,135
Banc of California, Inc.	76,588		869,274
BancFirst Corp.	23,923	[b]	1,911,208
BankUnited, Inc.	103,955		2,344,185
Banner Corp.	47,213		2,356,873
Berkshire Hills Bancorp, Inc.	62,028		1,319,336
Brookline Bancorp, Inc.	119,662		1,141,575
Capitol Federal Financial, Inc.	177,278		1,099,124
Central Pacific Financial Corp.	37,467		594,976
City Holding Co.	20,356		1,856,264
Community Bank System, Inc.	74,334		3,713,727
Customers Bancorp, Inc.	42,161	[a]	920,796
CVB Financial Corp.	183,376		2,745,139
Dime Community Bancshares, Inc.	44,803		922,942
Eagle Bancorp, Inc.	42,855		1,075,661
FB Financial Corp.	48,015		1,413,081
First Bancorp	56,411		1,736,331
First Bancorp/Puerto Rico	251,794		2,958,580
First Commonwealth Financial Corp.	142,494		1,778,325
First Financial Bancorp	131,212		2,716,088
First Hawaiian, Inc.	176,334		3,369,743
Hanmi Financial Corp.	42,394		685,087
Heritage Financial Corp.	49,140		865,355
Hilltop Holdings, Inc.	64,064		1,987,265
HomeStreet, Inc.	24,095		235,167
Hope Bancorp, Inc.	163,199		1,485,111
Independent Bank Corp.	63,138		3,535,728
Independent Bank Group, Inc.	48,686		1,771,197

6

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Banks - 9.1% (continued)
Lakeland Financial Corp.	34,867		1,766,711
National Bank Holdings Corp., Cl. A	51,418		1,635,092
NBT Bancorp, Inc.	58,849		1,897,292
Northfield Bancorp, Inc.	57,896		603,276
Northwest Bancshares, Inc.	174,448		2,039,297
OFG Bancorp	66,354		1,696,672
Pacific Premier Bancorp, Inc.	131,354		2,921,313
PacWest Bancorp	164,361		1,668,264
Park National Corp.	19,889	[b]	2,154,376
Pathward Financial, Inc.	38,530		1,715,741
Preferred Bank	18,252		877,556
Provident Financial Services, Inc.	103,115		1,802,450
Renasant Corp.	77,058		2,166,871
S&T Bancorp, Inc.	54,528		1,501,156
Seacoast Banking Corp. of Florida	116,661		2,588,708
ServisFirst Bancshares, Inc.	67,541		3,410,821
Simmons First National Corp., Cl. A	176,017		2,941,244
Southside Bancshares, Inc.	40,970		1,299,978
Stellar Bancorp, Inc.	62,765	[b]	1,439,829
The Bancorp, Inc.	77,781	[a]	2,481,992
Tompkins Financial Corp.	17,524		1,027,257
Triumph Financial, Inc.	31,608	[a]	1,642,352
TrustCo Bank Corp.	26,154		780,435
Trustmark Corp.	85,171		2,034,735
United Community Banks, Inc.	159,245		3,965,200
Veritex Holdings, Inc.	73,836		1,270,718
Washington Federal, Inc.	90,629		2,541,237
Westamerica Bancorporation	37,504		1,519,287
WSFS Financial Corp.	85,185		2,995,956
			112,805,828
Capital Goods - 12.1%
3D Systems Corp.	179,465	[a]	1,643,899
AAON, Inc.	58,228		5,706,344
AAR Corp.	45,094	[a]	2,380,061
Aerojet Rocketdyne Holdings, Inc.	105,032	[a]	5,924,855
AeroVironment, Inc.	34,761	[a]	3,500,085
Alamo Group, Inc.	14,349		2,535,899
Albany International Corp., Cl. A	43,348		3,953,771
American Woodmark Corp.	22,557	[a]	1,139,580
Apogee Enterprises, Inc.	30,942		1,316,892
Applied Industrial Technologies, Inc.	53,478		7,254,825
Arcosa, Inc.	66,844		4,514,644
Astec Industries, Inc.	31,722		1,309,484

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Capital Goods - 12.1% (continued)
AZZ, Inc.	34,633		1,306,703
Barnes Group, Inc.	70,441		2,960,635
Boise Cascade Co.	55,007		3,757,528
CIRCOR International, Inc.	27,804	[a]	774,063
Comfort Systems USA, Inc.	49,545		7,406,482
DXP Enterprises, Inc.	21,302	[a]	536,810
Dycom Industries, Inc.	40,950	[a,b]	3,792,789
Encore Wire Corp.	25,362		3,964,841
Enerpac Tool Group Corp.	79,329	[a]	1,884,857
EnPro Industries, Inc.	29,007		2,734,490
ESCO Technologies, Inc.	35,626		3,333,525
Federal Signal Corp.	83,864		4,308,932
Franklin Electric Co., Inc.	53,857		4,818,586
Gibraltar Industries, Inc.	42,492	[a]	2,126,300
GMS, Inc.	57,437	[a]	3,334,792
Granite Construction, Inc.	60,940		2,323,642
Griffon Corp.	66,207		1,883,589
Hillenbrand, Inc.	96,069		4,382,668
Insteel Industries, Inc.	26,745		736,290
John Bean Technologies Corp.	44,117		4,795,959
Kaman Corp.	38,267		844,553
Kennametal, Inc.	111,566		2,896,253
Lindsay Corp.	15,348		1,853,118
Masterbrand, Inc.	174,328	[a]	1,406,827
Moog, Inc., Cl. A	39,774		3,584,035
Mueller Industries, Inc.	78,784		5,660,630
MYR Group, Inc.	22,866	[a]	2,926,619
National Presto Industries, Inc.	6,992		475,596
NOW, Inc.	153,897	[a]	1,642,081
PGT Innovations, Inc.	83,676	[a]	2,147,126
Powell Industries, Inc.	12,124		485,687
Proto Labs, Inc.	37,852	[a]	1,089,002
Quanex Building Products Corp.	45,236		864,008
Resideo Technologies, Inc.	201,527	[a]	3,587,181
SPX Technologies, Inc.	62,495	[a]	3,979,682
Standex International Corp.	16,643		2,043,927
Tennant Co.	25,938		1,982,182
The Greenbrier Companies, Inc.	45,563		1,205,141
Titan International, Inc.	71,063	[a]	693,575
Trinity Industries, Inc.	112,013		2,682,711
Triumph Group, Inc.	90,298	[a,b]	976,121
Veritiv Corp.	18,804		2,160,015

8

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Capital Goods - 12.1% (continued)
Wabash National Corp.	66,421		1,705,027
			149,234,917
Commercial & Professional Services - 3.3%
ABM Industries, Inc.	91,574		3,899,221
Brady Corp., Cl. A	64,358		3,284,189
CoreCivic, Inc.	160,406	[a]	1,409,969
CSG Systems International, Inc.	41,941		2,209,452
Deluxe Corp.	60,348		914,272
Forrester Research, Inc.	15,153	[a]	468,834
Harsco Corp.	108,061	[a]	742,379
Healthcare Services Group, Inc.	103,097		1,609,344
Heidrick & Struggles International, Inc.	26,834		673,802
HNI Corp.	56,396		1,465,168
Interface, Inc.	80,936		634,538
KAR Auction Services, Inc.	151,927	[a]	2,057,092
Kelly Services, Inc., Cl. A	46,921	[b]	769,974
Korn Ferry	72,849		3,498,209
Liquidity Services, Inc.	33,852	[a]	442,446
Matthews International Corp., Cl. A	42,430		1,606,824
MillerKnoll, Inc.	103,490		1,760,365
NV5 Global, Inc.	17,362	[a]	1,644,702
Pitney Bowes, Inc.	222,010	[b]	779,255
Resources Connection, Inc.	44,605		650,787
The GEO Group, Inc.	173,098	[a,b]	1,303,428
TrueBlue, Inc.	46,130	[a]	698,870
TTEC Holdings, Inc.	26,463		901,594
UniFirst Corp.	21,053		3,445,955
Verra Mobility Corp.	194,442	[a]	3,295,792
Viad Corp.	28,889	[a]	549,758
			40,716,219
Consumer Discretionary Distribution & Retail - 4.7%
Abercrombie & Fitch Co., Cl. A	68,318	[a]	1,608,206
Academy Sports & Outdoors, Inc.	108,266	[b]	6,877,056
American Eagle Outfitters, Inc.	243,103		3,255,149
America's Car-Mart, Inc.	8,070	[a]	648,747
Asbury Automotive Group, Inc.	30,664	[a]	5,932,257
Big Lots, Inc.	41,457	[b]	372,698
Boot Barn Holdings, Inc.	41,585	[a]	3,013,665
Caleres, Inc.	49,697		1,133,092
Chico's FAS, Inc.	173,557	[a]	874,727
Designer Brands, Inc., Cl. A	67,754		554,905
Genesco, Inc.	16,740	[a]	580,208
Group 1 Automotive, Inc.	20,181		4,530,231

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Consumer Discretionary Distribution & Retail - 4.7% (continued)
Guess?, Inc.	42,164		794,791
Haverty Furniture Cos., Inc.	18,740		564,824
Hibbett, Inc.	17,681		960,609
Leslie's, Inc.	207,428	[a]	2,250,594
MarineMax, Inc.	29,716	[a]	865,330
Monro, Inc.	43,796		2,140,748
National Vision Holdings, Inc.	110,042	[a]	2,315,284
PetMed Express, Inc.	29,329	[b]	450,787
Sally Beauty Holdings, Inc.	149,593	[a]	2,128,708
Shoe Carnival, Inc.	23,225		539,981
Signet Jewelers Ltd.	62,881	[b]	4,626,784
Sleep Number Corp.	30,143	[a]	679,725
Sonic Automotive, Inc., Cl. A	23,279		1,036,381
The Aaron's Company, Inc.	41,215		550,220
The Buckle, Inc.	41,048		1,376,339
The Children's Place, Inc.	17,131	[a]	507,763
The ODP Corp.	56,207	[a]	2,428,704
Upbound Group, Inc.	69,948		1,864,814
Urban Outfitters, Inc.	83,476	[a]	2,258,861
Zumiez, Inc.	21,283	[a]	372,133
			58,094,321
Consumer Durables & Apparel - 4.6%
Cavco Industries, Inc.	11,159	[a]	3,350,155
Century Communities, Inc.	38,920		2,620,873
Ethan Allen Interiors, Inc.	31,865		889,989
G-III Apparel Group Ltd.	59,305	[a]	931,089
Green Brick Partners, Inc.	37,815	[a,b]	1,409,365
Hanesbrands, Inc.	484,024		2,536,286
Installed Building Products, Inc.	32,392		4,025,354
iRobot Corp.	37,946	[a,b]	1,492,416
Kontoor Brands, Inc.	68,098		3,075,987
La-Z-Boy, Inc.	60,137		1,727,736
LGI Homes, Inc.	28,267	[a,b]	3,358,120
M.D.C. Holdings, Inc.	80,123		3,282,639
M/I Homes, Inc.	38,256	[a]	2,587,636
Meritage Homes Corp.	50,667		6,487,909
Movado Group, Inc.	21,413		548,601
Oxford Industries, Inc.	20,681		2,134,072
Sonos, Inc.	175,802	[a,b]	3,716,454
Steven Madden Ltd.	102,052		3,575,902
Sturm Ruger & Co., Inc.	24,569	[b]	1,414,192
Tri Pointe Homes, Inc.	139,375	[a]	3,997,275

10

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Consumer Durables & Apparel - 4.6% (continued)
Vista Outdoor, Inc.	78,998	[a,b]	1,903,852
Wolverine World Wide, Inc.	109,876		1,839,324
			56,905,226
Consumer Services - 3.4%
Adtalem Global Education, Inc.	63,358	[a]	2,570,434
BJ's Restaurants, Inc.	32,430	[a]	1,055,272
Bloomin' Brands, Inc.	121,042		2,998,210
Brinker International, Inc.	60,516	[a]	2,415,799
Chuy's Holdings, Inc.	24,800	[a]	865,024
Cracker Barrel Old Country Store, Inc.	30,758	[b]	3,265,269
Dave & Buster's Entertainment, Inc.	58,645	[a]	2,079,552
Dine Brands Global, Inc.	21,914	[b]	1,422,876
El Pollo Loco Holdings, Inc.	26,961	[a]	251,277
Frontdoor, Inc.	112,372	[a]	3,074,498
Golden Entertainment, Inc.	29,827	[a]	1,257,506
Jack in the Box, Inc.	28,339		2,626,742
Mister Car Wash, Inc.	110,168	[a,b]	971,682
Monarch Casino & Resort, Inc.	18,509		1,283,784
Perdoceo Education Corp.	93,902	[a]	1,218,848
Ruth's Hospitality Group, Inc.	42,103		680,384
Sabre Corp.	458,287	[a,b]	1,833,148
Shake Shack, Inc., Cl. A	51,438	[a]	2,819,317
Six Flags Entertainment Corp.	101,826	[a]	2,471,317
Strategic Education, Inc.	30,674		2,699,312
Stride, Inc.	57,093	[a]	2,452,715
The Cheesecake Factory, Inc.	65,596	[b]	2,209,929
			42,522,895
Consumer Staples Distribution - .8%
PriceSmart, Inc.	35,072		2,584,105
SpartanNash Co.	48,876		1,198,440
The Andersons, Inc.	43,433		1,941,455
The Chefs' Warehouse, Inc.	47,493	[a]	1,579,617
United Natural Foods, Inc.	82,586	[a]	2,252,120
			9,555,737
Energy - 4.6%
Archrock, Inc.	183,332		1,886,486
Bristow Group, Inc.	33,250	[a]	743,803
Callon Petroleum Co.	70,387	[a,b]	2,332,625
Civitas Resources, Inc.	71,929	[b]	4,966,697
Comstock Resources, Inc.	127,885	[b]	1,470,678
CONSOL Energy, Inc.	44,948		2,667,214
Core Laboratories NV	64,707	[b]	1,456,555
CVR Energy, Inc.	40,685	[b]	1,071,643

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Energy - 4.6% (continued)
DMC Global, Inc.	26,473	[a]	501,399
Dorian LPG Ltd.	43,674	[b]	970,436
Dril-Quip, Inc.	47,034	[a]	1,283,088
Green Plains, Inc.	81,596	[a,b]	2,788,135
Helix Energy Solutions Group, Inc.	199,418	[a]	1,445,781
Helmerich & Payne, Inc.	144,763		4,800,341
Nabors Industries Ltd.	12,541	[a]	1,250,839
Nextier Oilfield Solutions, Inc.	221,110	[a,b]	1,786,569
Northern Oil & Gas, Inc.	102,758	[b]	3,408,483
Oceaneering International, Inc.	137,989	[a]	2,446,545
Oil States International, Inc.	86,330	[a]	607,763
Par Pacific Holdings, Inc.	77,386	[a]	1,813,154
Patterson-UTI Energy, Inc.	299,549		3,351,953
ProPetro Holding Corp.	133,144	[a]	924,019
Ranger Oil Corp., Cl. A	26,708		1,100,370
REX American Resources Corp.	21,302	[a]	602,634
RPC, Inc.	114,838		848,653
SM Energy Co.	170,128		4,777,194
Talos Energy, Inc.	91,080	[a]	1,241,420
U.S. Silica Holdings, Inc.	105,010	[a]	1,370,381
Vital Energy, Inc.	23,474	[a,b]	1,092,245
World Fuel Services Corp.	86,389		2,042,236
			57,049,339
Equity Real Estate Investment - 6.3%
Acadia Realty Trust	130,051	[c]	1,756,989
Alexander & Baldwin, Inc.	99,745	[c]	1,918,096
American Assets Trust, Inc.	72,912	[c]	1,326,998
Armada Hoffler Properties, Inc.	92,343	[c]	1,082,260
Brandywine Realty Trust	240,468	[c]	945,039
CareTrust REIT, Inc.	138,751	[c]	2,704,257
Centerspace	20,492	[c]	1,155,339
Chatham Lodging Trust	67,666	[c]	692,900
Community Healthcare Trust, Inc.	32,905	[c]	1,177,670
DiamondRock Hospitality Co.	292,265	[c]	2,370,269
Easterly Government Properties, Inc.	126,450	[c]	1,779,152
Elme Communities	120,243	[c]	2,071,787
Essential Properties Realty Trust, Inc.	197,256	[c]	4,882,086
Four Corners Property Trust, Inc.	116,049	[c]	2,960,410
Getty Realty Corp.	59,218	[c]	1,973,736
Global Net Lease, Inc.	141,871	[c]	1,597,467
Hudson Pacific Properties, Inc.	179,742	[c]	999,366
Innovative Industrial Properties, Inc.	38,520	[c]	2,640,546
JBG SMITH Properties	137,153	[c]	1,957,173

12

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Equity Real Estate Investment - 6.3% (continued)
LTC Properties, Inc.	56,472	[c]	1,888,988
LXP Industrial Trust	384,959	[c]	3,618,615
NexPoint Residential Trust, Inc.	31,004	[c]	1,331,002
Office Properties Income Trust	66,587	[c]	434,147
Orion Office REIT, Inc.	81,397	[b,c]	499,778
Outfront Media, Inc.	201,856	[c]	3,362,921
Pebblebrook Hotel Trust	182,148	[c]	2,591,966
Retail Opportunity Investments Corp.	171,049	[c]	2,228,768
RPT Realty	115,828	[c]	1,077,200
Safehold, Inc.	53,081	[a,c]	1,471,405
Saul Centers, Inc.	18,097	[c]	652,035
Service Properties Trust	230,960	[c]	2,025,519
SITE Centers Corp.	253,449	[c]	3,127,561
SL Green Realty Corp.	89,195	[c]	2,111,246
Summit Hotel Properties, Inc.	150,101	[c]	966,650
Sunstone Hotel Investors, Inc.	293,589	[c]	2,797,903
Tanger Factory Outlet Centers, Inc.	145,568	[b,c]	2,854,588
Uniti Group, Inc.	331,802	[c]	1,134,763
Universal Health Realty Income Trust	17,415	[c]	757,553
Urban Edge Properties	164,010	[c]	2,406,027
Urstadt Biddle Properties, Inc., Cl. A	40,550	[c]	698,271
Veris Residential, Inc.	110,475	[a,c]	1,806,266
Whitestone REIT	65,300	[c]	584,435
Xenia Hotels & Resorts, Inc.	156,152	[c]	1,976,884
			78,396,031
Financial Services - 4.7%
Apollo Commercial Real Estate Finance, Inc.	178,518	[b,c]	1,806,602
ARMOUR Residential REIT, Inc.	225,706	[b,c]	1,151,101
Avantax, Inc.	55,173	[a]	1,399,739
B. Riley Financial, Inc.	22,129	[b]	697,064
Bread Financial Holdings, Inc.	69,645		1,922,202
Brightsphere Investment Group, Inc.	44,551		1,005,962
Donnelley Financial Solutions, Inc.	34,865	[a]	1,507,911
Ellington Financial, Inc.	85,941	[b,c]	1,097,467
Encore Capital Group, Inc.	32,568	[a]	1,673,344
Enova International, Inc.	43,546	[a]	1,912,540
EVERTEC, Inc.	90,768		3,148,742
EZCORP, Inc., Cl. A	73,383	[a]	631,828
Franklin BSP Realty Trust, Inc.	112,527	[c]	1,421,216
Green Dot Corp., Cl. A	65,285	[a]	1,122,249
Invesco Mortgage Capital, Inc.	50,224	[c]	532,877
KKR Real Estate Finance Trust, Inc.	79,417	[c]	852,939

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Financial Services - 4.7% (continued)
LendingTree, Inc.	15,845	[a]	377,586
Mr. Cooper Group, Inc.	95,866	[a]	4,438,596
New York Mortgage Trust, Inc.	128,353	[b,c]	1,319,469
NMI Holdings, Inc., Cl. A	115,045	[a]	2,692,053
Payoneer Global, Inc.	278,572	[a]	1,521,003
PennyMac Mortgage Investment Trust	121,604	[b,c]	1,511,538
Piper Sandler Cos.	18,851		2,553,179
PRA Group, Inc.	54,232	[a]	1,966,995
PROG Holdings, Inc.	69,800	[a]	2,110,054
Radian Group, Inc.	217,593		5,280,982
Ready Capital Corp.	136,832	[b,c]	1,468,207
Redwood Trust, Inc.	159,514	[c]	1,001,748
StoneX Group, Inc.	24,464	[a]	2,399,184
Two Harbors Investment Corp.	134,875	[c]	1,878,809
Virtus Investment Partners, Inc.	9,495		1,730,084
Walker & Dunlop, Inc.	42,412		2,854,752
WisdomTree, Inc.	154,223		962,352
World Acceptance Corp.	4,649	[a,b]	469,084
			58,419,458
Food, Beverage & Tobacco - 2.8%
B&G Foods, Inc.	100,097	[b]	1,605,556
Calavo Growers, Inc.	23,911		764,196
Cal-Maine Foods, Inc.	52,884		2,511,990
Fresh Del Monte Produce, Inc.	42,727		1,226,692
Hostess Brands, Inc.	185,122	[a]	4,768,743
J&J Snack Foods Corp.	20,680		3,168,176
John B. Sanfilippo & Son, Inc.	12,478		1,297,088
MGP Ingredients, Inc.	21,118		2,083,924
National Beverage Corp.	32,583	[a]	1,619,375
Seneca Foods Corp., Cl. A	7,579	[a]	360,760
The Hain Celestial Group, Inc.	124,681	[a]	2,235,530
The Simply Good Foods Company	116,871	[a]	4,250,598
Tootsie Roll Industries, Inc.	25,357		1,036,594
TreeHouse Foods, Inc.	69,668	[a]	3,709,821
Universal Corp.	34,249		1,879,928
Vector Group Ltd.	183,518		2,338,019
			34,856,990
Health Care Equipment & Services - 7.1%
AdaptHealth Corp.	107,198	[a]	1,273,512
Addus HomeCare Corp.	22,178	[a]	1,812,830
Agiliti, Inc.	45,739	[a,b]	764,756
AMN Healthcare Services, Inc.	60,040	[a]	5,184,454
AngioDynamics, Inc.	54,485	[a]	453,315

14

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Health Care Equipment & Services - 7.1% (continued)
Apollo Medical Holdings, Inc.	54,009	[a,b]	1,916,779
Artivion, Inc.	55,915	[a]	775,541
Avanos Medical, Inc.	63,942	[a]	1,888,847
Certara, Inc.	145,816	[a,b]	3,524,373
Community Health Systems, Inc.	173,663	[a]	1,101,023
Computer Programs & Systems, Inc.	19,769	[a]	511,622
CONMED Corp.	42,231	[b]	5,302,947
CorVel Corp.	12,683	[a]	2,562,346
Cross Country Healthcare, Inc.	48,818	[a]	1,073,020
Cutera, Inc.	24,646	[a]	561,929
Embecta Corp.	79,869		2,216,365
Enhabit, Inc.	68,605	[a]	840,411
Fulgent Genetics, Inc.	27,180	[a,b]	803,713
Glaukos Corp.	65,868	[a]	3,129,389
HealthStream, Inc.	33,462		824,504
Heska Corp.	14,166	[a]	1,659,689
Inogen, Inc.	32,672	[a]	434,864
Integer Holdings Corp.	45,783	[a]	3,770,230
LeMaitre Vascular, Inc.	26,849		1,449,846
Merit Medical Systems, Inc.	78,858	[a]	6,410,367
Mesa Laboratories, Inc.	6,813	[b]	1,134,433
ModivCare, Inc.	17,343	[a]	1,103,015
NeoGenomics, Inc.	174,037	[a]	2,544,421
NextGen Healthcare, Inc.	74,733	[a,b]	1,251,030
NuVasive, Inc.	72,769	[a]	3,131,978
OraSure Technologies, Inc.	99,970	[a]	679,796
Orthofix Medical, Inc.	47,254	[a]	889,793
Owens & Minor, Inc.	106,503	[a]	1,655,057
Pediatrix Medical Group, Inc.	114,314	[a]	1,638,120
RadNet, Inc.	66,861	[a]	1,849,375
Select Medical Holdings Corp.	144,138		4,396,209
Simulations Plus, Inc.	22,251		928,979
Tandem Diabetes Care, Inc.	89,083	[a]	3,525,905
The Ensign Group, Inc.	77,214		7,496,707
U.S. Physical Therapy, Inc.	17,791		1,894,030
Varex Imaging Corp.	56,100	[a]	995,214
Veradigm, Inc.	152,473	[a]	1,904,388
Zynex, Inc.	28,920	[a]	330,845
			87,595,967
Household & Personal Products - 2.0%
Central Garden & Pet Co.	13,501	[a]	497,377
Central Garden & Pet Co., Cl. A	57,494	[a]	2,031,263
e.l.f. Beauty, Inc.	70,146	[a]	6,506,743

15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Household & Personal Products - 2.0% (continued)
Edgewell Personal Care Co.	70,869		3,094,849
Inter Parfums, Inc.	24,662		3,743,445
Medifast, Inc.	15,248		1,397,479
Nu Skin Enterprises, Inc., Cl. A	68,007		2,683,556
USANA Health Sciences, Inc.	15,257	[a]	1,012,607
WD-40 Co.	18,748		3,569,619
			24,536,938
Insurance - 2.5%
Ambac Financial Group, Inc.	62,668	[a]	999,555
American Equity Investment Life Holding Co.	95,807		3,692,402
AMERISAFE, Inc.	26,753		1,488,804
Assured Guaranty Ltd.	83,069		4,474,927
Employers Holdings, Inc.	37,906		1,500,699
Genworth Financial, Inc., Cl. A	685,279	[a]	3,981,471
HCI Group, Inc.	9,646	[b]	488,666
Horace Mann Educators Corp.	56,824		1,777,455
James River Group Holdings Ltd.	52,428		1,020,773
Mercury General Corp.	36,823		1,119,787
Palomar Holdings, Inc.	35,224	[a]	1,770,358
ProAssurance Corp.	75,085		1,348,527
Safety Insurance Group, Inc.	20,563		1,502,950
SiriusPoint Ltd.	118,676	[a]	1,031,294
Stewart Information Services Corp.	37,855		1,576,661
Trupanion, Inc.	49,117	[a,b]	1,724,498
United Fire Group, Inc.	30,437		818,755
Universal Insurance Holdings, Inc.	38,387		591,928
			30,909,510
Materials - 5.8%
AdvanSix, Inc.	37,664		1,419,180
American Vanguard Corp.	38,452		740,201
Arconic Corp.	141,534	[a]	3,502,966
ATI, Inc.	179,302	[a]	6,924,643
Balchem Corp.	44,521		5,850,059
Carpenter Technology Corp.	66,870		3,526,724
Century Aluminum Co.	72,547	[a]	623,179
Clearwater Paper Corp.	22,683	[a]	818,856
Compass Minerals International, Inc.	47,514		1,555,133
FutureFuel Corp.	36,303		272,273
H.B. Fuller Co.	74,410		4,923,710
Hawkins, Inc.	26,369		1,063,725
Haynes International, Inc.	17,031		800,627
Innospec, Inc.	34,250		3,480,827

16

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Materials - 5.8% (continued)
Kaiser Aluminum Corp.	22,244		1,461,876
Koppers Holdings, Inc.	28,277		927,768
Livent Corp.	248,514	[a,b]	5,430,031
Materion Corp.	28,633		3,101,240
Mativ Holdings, Inc.	74,936		1,451,510
Mercer International, Inc.	54,951		534,673
Minerals Technologies, Inc.	45,247		2,681,337
Myers Industries, Inc.	50,945		965,408
O-I Glass, Inc.	213,627	[a]	4,800,199
Olympic Steel, Inc.	13,428		625,342
Quaker Chemical Corp.	18,828	[b]	3,513,870
Rayonier Advanced Materials, Inc.	87,343	[a]	475,146
Stepan Co.	29,414		2,711,971
SunCoke Energy, Inc.	116,429		905,818
Sylvamo Corp.	44,582		2,042,747
TimkenSteel Corp.	55,181	[a]	923,730
Tredegar Corp.	35,046		328,731
Trinseo PLC	48,901	[b]	886,086
Warrior Met Coal, Inc.	71,093		2,457,685
			71,727,271
Media & Entertainment - 1.3%
AMC Networks, Inc., Cl. A	38,467	[a]	680,481
Cars.com, Inc.	86,460	[a]	1,692,022
Cinemark Holdings, Inc.	147,239	[a]	2,485,394
Gannett Co., Inc.	205,650	[a]	390,735
QuinStreet, Inc.	70,073	[a]	778,511
Scholastic Corp.	41,291		1,588,465
Shutterstock, Inc.	33,476		2,242,892
TechTarget, Inc.	37,260	[a]	1,270,193
The E.W. Scripps Company, Cl. A	80,597	[a]	679,433
The Marcus Corp.	32,712	[b]	573,114
Thryv Holdings, Inc.	41,970	[a]	942,646
Yelp, Inc.	97,197	[a]	2,908,134
			16,232,020
Pharmaceuticals Biotechnology & Life Sciences - 4.2%
Amphastar Pharmaceuticals, Inc.	52,552	[a]	1,879,785
ANI Pharmaceuticals, Inc.	16,688	[a]	629,471
Anika Therapeutics, Inc.	20,416	[a]	523,875
Arcus Biosciences, Inc.	72,789	[a]	1,299,284
Avid Bioservices, Inc.	85,167	[a,b]	1,537,264
BioLife Solutions, Inc.	47,439	[a,b]	833,029
Cara Therapeutics, Inc.	64,940	[a]	272,748
Catalyst Pharmaceuticals, Inc.	133,538	[a]	2,125,925

17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 4.2% (continued)
Coherus Biosciences, Inc.	89,063	[a]	643,925
Collegium Pharmaceutical, Inc.	46,859	[a]	1,090,409
Corcept Therapeutics, Inc.	124,029	[a]	2,794,373
Cytek Biosciences, Inc.	110,120	[a]	1,264,178
Cytokinetics, Inc.	131,006	[a]	4,899,624
Dynavax Technologies Corp.	165,548	[a]	1,723,355
Eagle Pharmaceuticals, Inc.	14,328	[a]	402,330
Emergent BioSolutions, Inc.	61,853	[a]	546,162
Enanta Pharmaceuticals, Inc.	27,425	[a]	974,959
Harmony Biosciences Holdings, Inc.	41,377	[a]	1,333,994
Innoviva, Inc.	87,261	[a]	1,023,572
Ironwood Pharmaceuticals, Inc.	185,809	[a]	1,934,272
iTeos Therapeutics, Inc.	35,162	[a]	483,126
Ligand Pharmaceuticals, Inc.	22,412	[a]	1,711,156
Myriad Genetics, Inc.	111,446	[a]	2,372,685
OmniAb, Inc. - 12.50 Earnout	9,476	[a,d]	0
OmniAb, Inc. - 15.00 Earnout	9,476	[a,d]	0
Pacira Biosciences, Inc.	63,162	[a]	2,861,870
Phibro Animal Health Corp., Cl. A	28,463		442,884
Prestige Consumer Healthcare, Inc.	68,840	[a]	4,235,725
REGENXBIO, Inc.	52,688	[a]	1,020,040
Supernus Pharmaceuticals, Inc.	75,411	[a]	2,779,649
uniQure NV	57,077	[a]	1,107,865
Vanda Pharmaceuticals, Inc.	78,673	[a]	483,052
Vericel Corp.	64,769	[a]	2,040,871
Vir Biotechnology, Inc.	105,889	[a]	2,663,108
Xencor, Inc.	82,397	[a]	2,178,577
			52,113,142
Real Estate Management & Development - .8%
Anywhere Real Estate, Inc.	150,735	[a]	960,182
Cushman & Wakefield PLC	223,180	[a,b]	2,198,323
Douglas Elliman, Inc.	96,397		307,506
Kennedy-Wilson Holdings, Inc.	162,267		2,722,840
Marcus & Millichap, Inc.	34,556	[b]	1,087,477
RE/MAX Holdings, Inc., Cl. A	25,955		501,191
The St. Joe Company	47,267	[b]	1,942,674
			9,720,193
Semiconductors & Semiconductor Equipment - 3.6%
Alpha & Omega Semiconductor Ltd.	31,269	[a]	746,704
Axcelis Technologies, Inc.	45,408	[a]	5,371,766
CEVA, Inc.	32,023	[a]	804,738
Cohu, Inc.	65,471	[a]	2,215,539

18

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Semiconductors & Semiconductor Equipment - 3.6% (continued)
Diodes, Inc.	63,020	[a]	5,022,694
FormFactor, Inc.	107,463	[a]	2,934,815
Ichor Holdings Ltd.	39,126	[a]	1,089,659
Kulicke & Soffa Industries, Inc.	78,538		3,743,121
MaxLinear, Inc.	101,119	[a]	2,440,001
Onto Innovation, Inc.	68,603	[a]	5,555,471
PDF Solutions, Inc.	41,197	[a]	1,485,152
Photronics, Inc.	85,993	[a]	1,243,459
Rambus, Inc.	148,911	[a]	6,602,714
Semtech Corp.	88,960	[a]	1,733,830
SMART Global Holdings, Inc.	68,285	[a,b]	1,052,955
Ultra Clean Holdings, Inc.	62,244	[a]	1,776,444
Veeco Instruments, Inc.	71,592	[a]	1,318,725
			45,137,787
Software & Services - 3.0%
8x8, Inc.	159,355	[a]	457,349
A10 Networks, Inc.	89,083		1,259,634
Adeia, Inc.	146,575		1,119,833
Agilysys, Inc.	27,365	[a]	2,135,565
Alarm.com Holdings, Inc.	69,054	[a]	3,293,185
Cerence, Inc.	55,731	[a]	1,423,927
Consensus Cloud Solutions, Inc.	24,648	[a]	920,110
Digital Turbine, Inc.	125,064	[a,b]	1,467,001
DoubleVerify Holdings, Inc.	120,855	[a]	3,555,554
Ebix, Inc.	31,746		516,190
InterDigital, Inc.	37,568		2,544,856
LivePerson, Inc.	96,805	[a]	448,207
Liveramp Holdings, Inc.	88,863	[a]	2,140,710
N-Able, Inc.	93,363	[a]	1,190,378
OneSpan, Inc.	48,138	[a]	709,554
Perficient, Inc.	47,832	[a]	3,105,253
Progress Software Corp.	60,433	[b]	3,316,563
SPS Commerce, Inc.	49,934	[a]	7,355,278
Xperi, Inc.	59,830	[a]	567,787
			37,526,934
Technology Hardware & Equipment - 5.8%
ADTRAN Holdings, Inc.	98,897		901,941
Advanced Energy Industries, Inc.	51,792		4,480,008
Arlo Technologies, Inc.	123,982	[a]	798,444
Avid Technology, Inc.	45,315	[a]	1,337,246
Badger Meter, Inc.	40,543		5,365,055
Benchmark Electronics, Inc.	48,866		1,043,289

19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Technology Hardware & Equipment - 5.8% (continued)
Clearfield, Inc.	17,567	[a]	767,327
Comtech Telecommunications Corp.	37,781		391,033
Corsair Gaming, Inc.	55,714	[a]	970,538
CTS Corp.	43,668		1,712,222
Digi International, Inc.	48,843	[a]	1,473,105
ePlus, Inc.	36,892	[a]	1,606,278
Extreme Networks, Inc.	178,533	[a]	3,174,317
Fabrinet	50,675	[a]	4,811,591
FARO Technologies, Inc.	25,324	[a]	591,315
Harmonic, Inc.	152,221	[a]	2,144,794
Insight Enterprises, Inc.	41,983	[a]	5,077,844
Itron, Inc.	62,380	[a]	3,331,092
Knowles Corp.	127,188	[a,b]	2,146,933
Methode Electronics, Inc.	49,607		2,033,391
NETGEAR, Inc.	40,337	[a]	569,962
NETSCOUT Systems, Inc.	93,948	[a]	2,556,325
OSI Systems, Inc.	21,860	[a]	2,469,306
PC Connection, Inc.	15,520		624,990
Plexus Corp.	38,627	[a]	3,378,704
Rogers Corp.	26,238	[a]	4,223,006
Sanmina Corp.	80,852	[a]	4,225,326
ScanSource, Inc.	35,326	[a]	966,166
TTM Technologies, Inc.	142,495	[a]	1,682,866
Viasat, Inc.	105,811	[a,b]	3,706,559
Viavi Solutions, Inc.	309,770	[a]	2,775,539
			71,336,512
Telecommunication Services - 1.0%
ATN International, Inc.	14,850		537,125
Cogent Communications Holdings, Inc.	59,199		4,087,099
Consolidated Communications Holdings, Inc.	100,767	[a]	389,968
Gogo, Inc.	90,478	[a]	1,213,310
Lumen Technologies, Inc.	1,270,707		3,011,576
Shenandoah Telecommunications Co.	68,578		1,427,108
Telephone and Data Systems, Inc.	139,231		1,392,310
			12,058,496
Transportation - 2.0%
Allegiant Travel Co.	21,468	[a]	2,230,740
ArcBest Corp.	33,429		3,155,698
Forward Air Corp.	36,758		3,878,337
Hawaiian Holdings, Inc.	71,227	[a]	593,321
Heartland Express, Inc.	64,227		930,007
Hub Group, Inc., Cl. A	45,088	[a]	3,399,635

20

Description		Shares		Value ($)
Common Stocks - 99.3% (continued)
Transportation - 2.0% (continued)
Marten Transport Ltd.		80,258		1,620,409
Matson, Inc.		52,697		3,584,977
RXO, Inc.		162,341	[a,b]	2,936,749
SkyWest, Inc.		69,244	[a]	1,959,605
Sun Country Airlines Holdings, Inc.		45,576	[a]	899,214
				25,188,692
Utilities - 2.3%
American States Water Co.		51,208		4,544,710
Avista Corp.		102,213		4,504,527
California Water Service Group		75,956		4,259,612
Chesapeake Utilities Corp.		24,475		3,022,663
Middlesex Water Co.		24,151		1,762,540
Northwest Natural Holding Co.		48,999		2,300,993
Otter Tail Corp.		58,087	[b]	4,179,360
SJW Group		37,173		2,822,174
Unitil Corp.		21,778		1,210,639
				28,607,218
Total Common Stocks (cost $893,463,989)				1,229,817,245

Exchange-Traded Funds - .1%
Registered Investment Companies - .1%
iShares Core S&P Small-Cap ETF (cost $1,169,870)		13,356		1,255,464
	1-Day Yield (%)
Investment Companies - .5%
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $6,078,642)	4.96	6,078,642	[e]	6,078,642

21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares		Value ($)
Investment of Cash Collateral for Securities Loaned - .9%
Registered Investment Companies - .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $10,710,891)	4.96	10,710,891	[e]	10,710,891
Total Investments (cost $911,423,392)		100.8%		1,247,862,242
Liabilities, Less Cash and Receivables		(.8%)		(10,083,099)
Net Assets		100.0%		1,237,779,143

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security, or portion thereof, on loan. At April 30, 2023, the value of the fund’s securities on loan was $96,273,148 and the value of the collateral was $96,977,761, consisting of cash collateral of $10,710,891 and U.S. Government & Agency securities valued at $86,266,870. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d The fund held Level 3 securities at April 30, 2023. These securities were valued at $0 or .0% of net assets.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Industrials	17.4
Financials	16.3
Consumer Discretionary	14.2
Information Technology	12.4
Health Care	11.3
Real Estate	7.1
Materials	5.8
Consumer Staples	5.6
Energy	4.6
Utilities	2.3
Communication Services	2.3
Investment Companies	1.5
100.8

† Based on net assets.

See notes to financial statements.

22

Affiliated Issuers
Description	Value ($) 10/31/2022	Purchases ($)†	Sales ($)	Value ($) 4/30/2023	Dividends/ Distributions ($)
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .5%	97,911	66,638,677	(60,657,946)	6,078,642	76,980
Investment of Cash Collateral for Securities Loaned - .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares - .9%	11,683,186	60,501,858	(61,474,153)	10,710,891	149,207	††
Total - 1.4%	11,781,097	127,140,535	(122,132,099)	16,789,533	226,187

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Long
E-mini Russell 2000	69	6/16/2023	6,217,175	6,123,060	(94,115)
Gross Unrealized Depreciation				(94,115)

See notes to financial statements.

23

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2023 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $96,273,148)—Note 1(c):
Unaffiliated issuers	894,633,859	1,231,072,709
Affiliated issuers	16,789,533	16,789,533
Receivable for shares of Common Stock subscribed		1,380,425
Dividends, interest and securities lending income receivable		595,205
Receivable for investment securities sold		473,084
Cash collateral held by broker—Note 4		452,000
Receivable for futures variation margin—Note 4		50,715
		1,250,813,671
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		460,636
Cash overdraft due to Custodian		77,423
Liability for securities on loan—Note 1(c)		10,710,891
Payable for investment securities purchased		1,263,737
Payable for shares of Common Stock redeemed		380,051
Directors’ fees and expenses payable		141,091
Interest payable—Note 2		699
		13,034,528
Net Assets ($)		1,237,779,143
Composition of Net Assets ($):
Paid-in capital		871,051,256
Total distributable earnings (loss)		366,727,887
Net Assets ($)		1,237,779,143

Net Asset Value Per Share	Investor Shares	Class I
Net Assets ($)	994,790,218	242,988,925
Shares Outstanding	40,683,954	9,967,150
Net Asset Value Per Share ($)	24.45	24.38

See notes to financial statements.

24

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2023 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $10,298 foreign taxes withheld at source):
Unaffiliated issuers	13,150,592
Affiliated issuers	76,980
Income from securities lending—Note 1(c)	149,207
Interest	19,810
Total Income	13,396,589
Expenses:
Management fee—Note 3(a)	1,666,251
Shareholder servicing costs—Note 3(b)	1,328,330
Directors’ fees—Note 3(a,c)	32,220
Interest expense—Note 2	15,224
Loan commitment fees—Note 2	3,181
Total Expenses	3,045,206
Less—Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 3(a)	(32,220)
Net Expenses	3,012,986
Net Investment Income	10,383,603
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	43,116,141
Net realized gain (loss) on futures	(381,613)
Net Realized Gain (Loss)	42,734,528
Net change in unrealized appreciation (depreciation) on investments	(95,936,725)
Net change in unrealized appreciation (depreciation) on futures	(51,488)
Net Change in Unrealized Appreciation (Depreciation)	(95,988,213)
Net Realized and Unrealized Gain (Loss) on Investments	(53,253,685)
Net (Decrease) in Net Assets Resulting from Operations	(42,870,082)

See notes to financial statements.

25

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Operations ($):
Net investment income	10,383,603	17,181,846
Net realized gain (loss) on investments	42,734,528	176,453,272
Net change in unrealized appreciation (depreciation) on investments	(95,988,213)	(419,482,331)
Net Increase (Decrease) in Net Assets Resulting from Operations	(42,870,082)	(225,847,213)
Distributions ($):
Distributions to shareholders:
Investor Shares	(128,234,178)	(147,534,958)
Class I	(34,726,177)	(41,386,096)
Total Distributions	(162,960,355)	(188,921,054)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Investor Shares	42,806,315	139,875,439
Class I	29,434,541	74,875,335
Distributions reinvested:
Investor Shares	127,189,818	146,340,664
Class I	28,451,242	31,348,320
Cost of shares redeemed:
Investor Shares	(122,456,001)	(368,672,581)
Class I	(69,433,497)	(135,133,922)
Increase (Decrease) in Net Assets from Capital Stock Transactions	35,992,418	(111,366,745)
Total Increase (Decrease) in Net Assets	(169,838,019)	(526,135,012)
Net Assets ($):
Beginning of Period	1,407,617,162	1,933,752,174
End of Period	1,237,779,143	1,407,617,162
Capital Share Transactions (Shares):
Investor Shares[a]
Shares sold	1,636,486	4,538,253
Shares issued for distributions reinvested	5,202,038	4,437,255
Shares redeemed	(4,663,363)	(12,172,687)
Net Increase (Decrease) in Shares Outstanding	2,175,161	(3,197,179)
Class Ia
Shares sold	1,125,150	2,490,189
Shares issued for distributions reinvested	1,168,429	953,416
Shares redeemed	(2,659,304)	(4,470,641)
Net Increase (Decrease) in Shares Outstanding	(365,725)	(1,027,036)

[a]

During the period ended April 30, 2023, 223 Investor shares representing $5,457 were exchanged for 224 Class I shares and during the period ended October 31, 2022, 134,284 Investor shares representing $3,900,688 were exchanged for 134,467 Class I shares.

See notes to financial statements.

26

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2023		Year Ended October 31,
Investor Shares	(Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	28.82	36.44	24.77	29.19	32.18	32.89
Investment Operations:
Net investment income[a]	.20	.30	.27	.25	.30	.28
Net realized and unrealized gain (loss) on investments	(1.17)	(4.32)	13.63	(2.27)	.05	1.34
Total from Investment Operations	(.97)	(4.02)	13.90	(2.02)	.35	1.62
Distributions:
Dividends from net investment income	(.34)	(.30)	(.27)	(.33)	(.29)	(.28)
Dividends from net realized gain on investments	(3.06)	(3.30)	(1.96)	(2.07)	(3.05)	(2.05)
Total Distributions	(3.40)	(3.60)	(2.23)	(2.40)	(3.34)	(2.33)
Net asset value, end of period	24.45	28.82	36.44	24.77	29.19	32.18
Total Return (%)	(3.34)[b]	(12.29)	58.22	(8.01)	2.83	5.07
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.51[c]	.51	.51	.52	.51	.51
Ratio of net expenses to average net assets	.50[c]	.50	.50	.50	.50	.50
Ratio of net investment income to average net assets	1.51[c]	.99	.79	1.00	1.03	.85
Portfolio Turnover Rate	15.03[b]	25.75	26.70	40.49	23.24	19.60
Net Assets, end of period ($ x 1,000)	994,790	1,110,002	1,519,919	1,159,850	1,717,003	2,027,831

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

27

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
April 30, 2023		Year Ended October 31,
Class I Shares	(Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	28.80	36.43	24.76	29.19	32.21	32.91
Investment Operations:
Net investment income[a]	.23	.38	.35	.29	.37	.35
Net realized and unrealized gain (loss) on investments	(1.16)	(4.32)	13.62	(2.24)	.03	1.37
Total from Investment Operations	(.93)	(3.94)	13.97	(1.95)	.40	1.72
Distributions:
Dividends from net investment income	(.43)	(.39)	(.34)	(.41)	(.37)	(.37)
Dividends from net realized gain on investments	(3.06)	(3.30)	(1.96)	(2.07)	(3.05)	(2.05)
Total Distributions	(3.49)	(3.69)	(2.30)	(2.48)	(3.42)	(2.42)
Net asset value, end of period	24.38	28.80	36.43	24.76	29.19	32.21
Total Return (%)	(3.22)[b]	(12.08)	58.63	(7.79)	3.08	5.37
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.26[c]	.26	.26	.27	.26	.26
Ratio of net expenses to average net assets	.25[c]	.25	.25	.25	.25	.25
Ratio of net investment income to average net assets	1.76[c]	1.24	1.03	1.17	1.28	1.05
Portfolio Turnover Rate	15.03[b]	25.75	26.70	40.49	23.24	19.60
Net Assets, end of period ($ x 1,000)	242,989	297,615	413,833	270,454	258,282	292,289

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

28

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Smallcap Stock Index Fund (the “fund”) is a separate diversified series of BNY Mellon Index Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to match the performance of the S&P SmallCap 600® Index. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue 300 million shares of $.001 par value Common Stock. The fund currently has authorized two classes of shares: Investor shares (200 million shares authorized) and Class I (100 million shares authorized). Investor shares are sold primarily to retail investors through financial intermediaries and bear Shareholder Services Plan fees. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY Mellon and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Shareholder Services Plan fees. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s

29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value

30

determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or

31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,229,817,245	-	0	1,229,817,245
Exchange-Traded Funds	1,255,464	-	-	1,255,464
Investment Companies	16,789,533	-	-	16,789,533
Liabilities ($)
Other Financial Instruments:
Futures††	(94,115)	-	-	(94,115)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Equity Securities Common Stock ($)
Balance as of 10/31/2022	-
Purchases/Issuances	0
Sales/Dispositions	-
Net realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Transfers into Level 3	-
Transfers out of Level 3	-
Balances as of 4/30/2023†	0
The amount of total net realized gains (loss) for the period included in earnings attributable to the net change in unrealized appreciation (depreciation) relating to investments still held at 4/30/2023	-

(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency

32

transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of April 30, 2023, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2023, BNY Mellon earned $20,335 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. The value of a security may also decline due to general market conditions that are not specifically related to a particular company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, changes to inflation, adverse changes to credit

33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

markets or adverse investor sentiment generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2023, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2023, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2022 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2022 was as follows: ordinary income $44,402,526

34

and long-term capital gains $144,518,528. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2023 was approximately $581,768 with a related weighted average annualized interest rate of 5.28%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has agreed in its management agreement with the fund to: (1) pay all of the fund’s direct expenses, except management fees, Shareholder Services Plan fees and certain other expenses, including the fees and expenses of the non-interested board members and the fees and expenses of counsel to the fund and to the non-interested board members, and (2) reduce its fee pursuant to the management agreement in an amount equal to the fund's allocable portion of the fees and expenses of the non-interested board members and the fees and expenses of counsel to the fund and to the non-interested board members. These provisions in the management agreement may not be amended without the approval of the fund's shareholders. During the period ended April 30, 2023, fees reimbursed by the Adviser amounted to $32,220.

(b) Under the Shareholder Services Plan, Investor shares pay the Distributor at an annual rate of .25% of the value of its average daily net

35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2023, the fund was charged $1,328,330 pursuant to the Shareholder Services Plan.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $258,351 and Shareholder Services Plan fees of $207,325, which are offset against an expense reimbursement currently in effect in the amount of $5,040.

(c) Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and futures, during the period ended April 30, 2023, amounted to $202,101,933 and $318,922,838, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The SEC adopted Rule 18f-4 under the Act, which regulates the use of derivatives transactions for certain funds registered under the Act. The fund is deemed a “limited” derivatives user under the rule and is required to limit its derivatives exposure so that the total notional value of derivatives does not exceed 10% of fund’s net assets, and is subject to certain reporting requirements. Each type of derivative instrument that was held by the fund during the period ended April 30, 2023 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk as a result of changes in value of underlying financial instruments. The fund invests in

36

futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at April 30, 2023 are set forth in the Statement of Investments.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2023:

Average Market Value ($)
Equity futures	6,773,709

At April 30, 2023, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $336,344,735, consisting of $472,259,015 gross unrealized appreciation and $135,914,280 gross unrealized depreciation.

At April 30, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

37

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 14-15, 2023, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper, which included information comparing (1) the performance of the fund’s Investor class shares with the performance of a group of retail no-load small-cap core funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional small-cap core funds (the “Performance Universe”), all for various periods ended December 31, 2022, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of all retail no-load small-cap core funds, excluding outliers (the “Expense Universe”), the information

38

for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s total return performance was above or at the Performance Group median for all periods, except for the one-year period when performance was below the Performance Group median, and below the Performance Universe median for all periods except the five- and ten-year periods when performance was above the Performance Universe median. It was noted that there were only three other funds in the Performance Group and not all of the funds in Performance Universe were index funds. The Board considered the relative proximity of the fund’s performance to the Performance Group and Performance Universe medians during the periods under review. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index. The Board noted that the fund had a four star rating for the ten-year period and a four star overall rating from Morningstar based on Morningstar’s risk-adjusted return measures.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for a fee waiver arrangement in place that reduced the investment advisory fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board noted that the Adviser pays all fund expenses, other than the actual management fee and certain other expenses. Because of the fund’s “unitary” fee structure, the Board recognized that the fund’s fees and expenses will vary within a much smaller range and the Adviser will bear the risk that fund expenses may increase over time. On the other hand, the Board noted that it is possible that the Adviser could earn a profit on the fees charged under the Agreement and would benefit from any price decreases in third-party services covered by the Agreement. Taking into account the fund’s “unitary” fee structure, the Board considered that the fund’s contractual management fee was slightly higher than the Expense Group median contractual management fee, the fund’s actual management fee was slightly higher than the Expense Group median and higher than the Expense Universe median actual management fee

39

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

and the fund’s total expenses were slightly higher than the Expense Group median and higher than the Expense Universe median total expenses.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by funds advised by the Adviser that are in the same Lipper category as the fund and (2) paid to the Adviser, or the primary employer of the fund’s primary portfolio managers that is affiliated with the Adviser, for advising the one separate account or other type of client portfolio that is considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the fee waiver arrangement and its effect on the profitability of the Adviser and its affiliates. The Board had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fee under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the

40

renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board was generally satisfied with the fund’s relative performance.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

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For More Information

BNY Mellon Smallcap Stock Index Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Investor: DISSX Class I: DISIX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2023 BNY Mellon Securities Corporation 0077SA0423

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Index Funds, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: June 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: June 22, 2023

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: June 21, 2023

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)